Filed with the U.S. Securities and Exchange Commission on June 25, 2015

1933 Act Registration File No.   333-187194
1940 Act File No. 811-22811
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	13	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	15	[	X	]

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Sean Graber, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registration Statement of Bridge Builder Trust (the “Trust”) is being filed to add one new series to the Trust: the Bridge Builder Municipal Bond Fund.

Subject to Completion—Dated June 25, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Bridge Builder Municipal Bond Fund

Ticker: [  ]

PROSPECTUS

__, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

Bridge Builder Municipal Bond Fund

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.36%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.12%
Total Annual Fund Operating Expenses	0.48%
Less Waivers(1)	(0.16)%
Net Annual Fund Operating Expenses	0.32%
(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2016, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers.  This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees.  Such waivers are not subject to reimbursement by the Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 31, 2016).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$49	$119

Portfolio Turnover

The Fund will pay transaction costs, such as commissions or other transaction costs, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from Federal income tax.  Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax ("Federal AMT")).  Municipal securities may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

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The Fund may invest up to 20% of its net assets in bonds subject to the Federal AMT.  The Fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, and transportation. The Fund may invest up to 30% of its assets in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated municipal securities that a Sub-adviser believes are of comparable quality.  Investment grade securities are those securities that, at the time of purchase, are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the Sub-adviser to be comparable in quality to instruments that are so rated. The Fund may also invest up to 20% of its net assets in U.S. Treasury futures.  The Fund may buy or sell futures to gain or hedge exposure to risk factors or alter the portfolio’s investment characteristics. In addition, the Fund may invest in variable rate demand obligations ("VRDOs").  The Fund may also invest in privately issued securities (e.g., Rule 144A securities). The Fund may also invest in other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, or when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities. A Sub-adviser may also sell portfolio securities because of deterioration in the credit fundamentals of the issuer or to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently intends to allocate Fund assets to the following Sub-advisers:  Pyramis Global Advisers, LLC ("Pyramis"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and Wells Capital Management, Inc. ("WellsCap").  The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination or replacement of a Sub-adviser.  Below is a summary of each Sub-adviser’s principal investment strategies.

Pyramis Investment Strategies

Pyramis manages its allocated portion of the Fund's assets to have similar overall interest rate risk to a proprietary index designed to represent Pyramis’ view of how the Fund’s competitive universe will perform over time. Pyramis allocates assets across different market sectors and maturities. Normally, Pyramis invests in investment-grade municipal securities. When selecting investments, Pyramis analyzes issuer credit quality, security-specific features, current and potential future valuation, and trading opportunities.

T. Rowe Price Investment Strategies

T. Rowe Price’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective.  Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities in which T. Rowe Price may invest its allocated portion of the Fund's assets. For example, if T. Rowe Price expects interest rates to fall, it may purchase longer-term securities (to the extent consistent with the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if T. Rowe Price expects interest rates to rise, it may seek securities with shorter maturities in an attempt to reduce the degree of price volatility of its allocated portion of the Fund's assets.

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WellsCap Investment Strategies

WellsCap starts its investment process with a top-down, macroeconomic outlook to determine the duration and yield curve positioning as well as industry, sector and credit quality allocations of its allocated portion of the Fund's assets. Macroeconomic factors considered may include the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with its top-down macroeconomic approach, WellsCap conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for fixed income securities whose quality may be improving. WellsCap's security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
Credit Risk.    The risk that 1) the issuer of a bond is unable or unwilling to meet the principal or interest payments (i.e. default risk); or 2) the issuer of the bond experiences an actual or anticipated deterioration in credit quality that negatively impacts the price of the bonds.

•
Counterparty Risk.  The Fund may be involved in financial transactions or contracts with other parties.  There is risk these parties may be unable or unwilling to fulfill their obligations, which could adversely impact the value of the Fund.

•
Derivatives Risk.  An investment in derivatives (such as futures, including Treasury futures) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
High Yield Securities Risk.  High yield, or “junk,” securities involve greater risks of default and are more volatile than investment grade securities because the prospect for repayment of principal and interest of these securities is generally considered speculative.  High-yield securities also may be less liquid than higher quality investments.

•
Interest Rate Risk.  The value of fixed income securities may decline because of increases in interest rates. The risk of future interest rate increases, whether resulting from market forces, government action or other factors, may be greater because rates have been at historically low levels for a long period of time. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1% holding other factors constant.

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•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•	Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results.

•
Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund's ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•
Multi-Manager and Multi-Style Management Risk.  The Fund allocates its assets to fixed-income asset managers believed to have complementary styles.  These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities.  Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions.  Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•
Municipal Housing Revenue Bond Risk.  Borrowers may default on the obligations that underlie investments in municipal housing revenue bonds.  Such an impairment of the value of the collateral underlying a security in which the Fund invests may result in a reduction in the value of the security itself.  The structure of some of these securities may be complex and there may be less available information than other types of municipal securities.

•
Municipal Securities Risk.   The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.

•	New Fund Risk. The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

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•
Prepayment and Extension Risk.  When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields.  When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

•
Private Activity Bonds Risk.  Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise.  The private enterprise pays the principal and interest on the bond and the issuing authority does not pledge its full faith, credit and taxing power for repayment. The private enterprise can have a substantially different credit profile than the municipality or public authority.  The Fund’s investments in private activity bonds may subject certain shareholders to the Federal AMT.

•
Privately Issued Securities Risk.  Investment in privately issued securities (e.g., Rule 144A securities) may be less liquid than in publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.  Furthermore, companies with securities that are not publicly traded are not subject to the more extensive disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently resulting in higher transaction costs, including brokerage commissions. Frequent transactions may increase the amount of capital gains (in particular, short term gains) realized by the Fund and shareholders may pay tax on such capital gains.

•
Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for redemption requests for a greater number of shares or redemption requests during adverse market conditions.

•
Regulatory and Judicial Risk.  The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory and judicial actions which could have a substantial adverse effect on the Fund's performance.

•
Reinvestment Risk.  Cash flows from fixed income securities are generally reinvested at current market rates.  A decline in market rates may result in less attractive reinvestment opportunities and affect the Fund’s ability to meet its investment objective.

•
Tax Risk.  The Fund will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bond obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser or Sub-advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

•
U.S. Government Securities Risk.  U.S. government obligations are affected by changes or expected changes in interest rates, among other things.  While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk.  Securities issued or guaranteed by Federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  Moreover, some securities are neither insured nor guaranteed by the U.S. government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.

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•
Variable Rate Demand Obligations Risk.  Variable rate demand obligations (VRDOs) are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment at specified short-term intervals before maturity that is supported by an agreement with a bank or other financial institution to fulfill the demand if new investors are not identified.  If the bank or financial institution is unable to meet the demand for a VRDO held by the Fund, the Fund may be unable to liquidate its position in the VRDO.

Performance

Because the Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  See the Fund’s website www.bridgebuildermutualfunds.com for updated performance information.

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Fund.

Sub-advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

Pyramis Global Advisors, LLC

Portfolio Manager	Position with Pyramis	Length of Service to the Fund
Jamie Pagliocco	Portfolio Manager	Since Inception
Kevin Ramundo	Portfolio Manager	Since Inception
Mark Sommer	Portfolio Manager	Since Inception

T. Rowe Price

Portfolio Manager	Position with T. Rowe Price	Length of Service to the Fund
James M. Murphy	Vice President, Portfolio Manager, Chairman of Investment Advisory Committee	Since Inception
Charles B. Hill	Vice President, Portfolio Manager, Chairman of Investment Advisory Committee	Since Inception

WellsCap

Portfolio Manager	Position with WellsCap	Length of Service to the Fund
Lyle J. Fitterer, CFA, CPA	Senior Portfolio Manager, Managing Director, and Head of the Tax-Exempt Fixed-Income team	Since Inception
Robert J. Miller	Senior Portfolio Manager	Since Inception

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Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”).  Therefore, you may purchase Fund shares only from Edward Jones through Advisory Solutions.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with Edward Jones or your local Edward Jones financial advisor. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax Information

The Fund generally intends to distribute income that is exempt from Federal income tax; however, a portion of the Fund’s distributions may be subject to the Federal AMT, Federal income or capital gains taxation.

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The investment objective of the Fund is to provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.  This investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote.

Principal Investment Strategies of the Fund

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from Federal income tax.  This policy is a fundamental policy of the Fund and may not be changed without approval of the Fund’s shareholders. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal AMT. Municipal securities may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Certain municipal securities are either pre-refunded or escrowed-to-maturity, meaning that   U.S. government obligations are placed in an escrow account with principal and interest payments from the U.S. government bonds used to secure the payment of principal and interest payments due to the holders of the municipal securities.

The Fund may invest up to 20% of its net assets in bonds subject to the Federal AMT.  The Fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, and transportation. The Fund may also invest up to 20% of its net assets in U.S. Treasury futures.  The Fund may buy or sell futures to gain or hedge exposure to risk factors or alter the portfolio’s investment characteristics. In addition, the Fund may invest in variable rate demand obligations ("VRDOs").  The Fund may also invest in privately issued securities (e.g., Rule 144A securities). The Fund may also invest in other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.

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The Fund may invest up to 30% of its assets in securities rated below investment grade, also known as “junk bonds,” or in unrated securities that a Sub-adviser believes are of comparable quality.  Investment grade securities are those securities that, at the time of purchase, are rated at or above Baa3 by Moody’s, BBB- by S&P, or an equivalent rating by another NRSRO, or securities that are unrated but deemed by the Sub-adviser to be comparable in quality to instruments that are so rated. If securities held by the Fund were investment grade at the time of purchase but are subsequently downgraded to below investment grade, causing the Fund to hold more than 30% in non-investment grade securities, the Fund is not required to sell non-investment grade securities; however, the Fund is prohibited from making further purchases on non-investment grade securities.  Similarly, if the market value of non-investment grade securities in the Fund exceeds 30% of the Fund’s total net assets due to market fluctuation, the Fund is not required to sell non-investment grade securities, although it is prohibited from making further purchases of non-investment grade securities.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, liquidity, political or other conditions.  For example, during such period, 100% of the Fund’s assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.  Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser and/or the Adviser judges that market conditions make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. A Sub-adviser and/or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit the Fund’s losses or to create liquidity in anticipation of redemptions.  When the Fund takes temporary defensive positions, it may not achieve its investment objective.  For the avoidance of doubt, the Fund may invest without limitation in taxable securities as a temporary measure for defensive purposes and these investments may prevent the Fund from meeting its investment objective.

Short-term Positions: From time to time, the Fund may invest in short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

The Fund's portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Fund and the Adviser.  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, or when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities. A Sub-adviser may also sell portfolio securities because of deterioration in the credit fundamentals of the issuer or to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently intends to allocate Fund assets to the following Sub-advisers:  Pyramis, T. Rowe Price, and WellsCap.  Below is a summary of each Sub-adviser’s principal investment strategies.  Allocations to the Sub-advisers may be adjusted at any time.

Pyramis Principal Investment Strategies

Pyramis uses a proprietary customized municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund's assets. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds with a certain maturity range, is designed to represent Pyramis’ view of its investment opportunity set and interest rate sensitivity objective. Pyramis manages its allocated portion of the Fund to have similar overall interest rate risk to the index. From time to time, Pyramis may change the index or the characteristics of the index in response to changes in the market or the Fund’s peer group, for example, when the observed interest rate sensitivity or credit composition of the Fund's competitive universe deviates from that of the index.

Normally, Pyramis invests in investment-grade municipal securities. Pyramis considers multiple factors when selecting investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation.  Pyramis allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

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In managing exposure to various risks, including interest rate risk, Pyramis considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Fund’s competitive universe and internal views of potential future market conditions.

T. Rowe Price Principal Investment Strategies

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental research, diversification and risk management practices.  Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities in which  T. Rowe Price may invest its allocated portion of the Fund's assets. For example, if T. Rowe Price expects interest rates to fall, it may purchase longer-term securities (to the extent consistent with the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if T. Rowe Price expects interest rates to rise, the Fund may seek securities with shorter maturities in an attempt to reduce the degree of price volatility of its allocated portion of the Fund's assets.

WellsCap Principal Investment Strategies

WellsCap starts its investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with its top-down macroeconomic approach, WellsCap conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for fixed income securities whose quality may be improving. WellsCap's security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

Active Management Risk.  The Fund is actively managed and its performance therefore will reflect in part the ability of the Sub-advisers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives.  Accordingly, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund.  Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.   Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  The Fund may invest in securities that are rated in the lowest investment grade category.  Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

Counterparty Risk.  When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations.  For example, in a repurchase agreement, there is risk that the Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

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Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies.  The principal derivatives used by the Fund are futures.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate or index.  The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund's returns.  Certain derivatives also expose the Fund to counterparty risk, which is described above.  Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.  With regard to such derivatives, the Fund does not have a claim on the reference assets which may increase the extent of the Fund's exposure to counterparty risk.  In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund's potential for loss.  Certain of the Fund's transactions in futures and other derivatives could also affect the amount, timing and character of distributions to shareholders and may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.  This may adversely affect the Fund's after-tax returns.  Investing in derivatives may result in a form of leverage and subject the Fund to leverage risk, which is described below.  The risks of the Fund's use of  futures are discussed in further detail below.

Futures Contracts Risk.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required).  The risks of futures include: (i) leverage risk, which is described below; (ii) correlation or tracking risk; (iii) liquidity risk, which is described below; and (iv) market risk, which is described below.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

High Yield Securities Risk.  High yield, or “junk,” bonds involve greater risks of default and are more volatile than investment grade securities because the prospect for repayment of principal and interest of these securities is generally considered speculative.  High-yield bonds also may be less liquid than higher quality investments. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. Junk bonds tend to offer higher potential returns to compensate for higher risk, but there is no guarantee that an investment in these securities will result in a high rate of return

Interest Rate Risk.  The Fund invests in fixed income securities that change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may lead to greater risk from interest rates rising in the future whether as a result of market forces, government action or other factors.  The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1% holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment in the Fund.  Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things).

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Investment Company and Exchange-Traded Fund Risk.  Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the Fund’s total return from such investments will be reduced because the Fund pays its pro rata portion of an investment company’s fees and expenses. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of a closed-end investment company or ETF may expose the Fund to risks associated with leverage and may trade at a premium or discount to the NAV of the closed-end fund’s or the ETF’s portfolio securities depending on a variety of factors, including market supply and demand.

Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and due to its active management, the Fund may underperform other funds with similar objectives and strategies.

Leverage Risk. Certain transactions, such as the Fund’s use of futures, or mortgage rolls, may give rise to a form of leverage. Leverage refers to the effect achieved when investment positions are purchased with borrowed money. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Fund cannot assure that the use of leverage will result in a higher return on investment, and using leverage could result in a net loss. In addition, use of leverage by the Fund may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio may be magnified when it uses leverage. Registered investment companies such as the Fund are required to earmark assets to provide asset coverage for certain derivative transactions.

Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit a Fund’s ability to value securities, or prevent the Fund from selling investment securities or closing derivative positions.  During times of significant market or economic turmoil, usually liquid markets for certain of the Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of the Fund’s portfolio securities declining significantly over short or extended periods of time.  These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security.  Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on the percentage of fund investments in illiquid securities, the Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

Market Risk.  Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest.  Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes.  Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities.  The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security.  Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Multi-Manager and Multi-Style Management Risk.  Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing the Fund’s investment strategies in pursuit of its objective.  To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

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In addition, because portions of the Fund's assets are managed by different Sub-advisers using different styles/strategies, the Fund could experience overlapping security transactions. Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to a Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.  The Adviser's  and the Sub-advisers’ judgment about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser's or a Sub-adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Fund’s value may be adversely affected.

Municipal Housing Revenue Bond Risk.  Borrowers may default on the obligations that underlie investments in Municipal Housing Revenue bonds.  The resulting risk is that the impairment of the value of the collateral underlying a security in which the Fund invests may result in a reduction in the value of the security.  The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce their yield.  The Fund may own different obligations that pay interest based on the revenue of similar projects potentially resulting in greater exposure to the risk of a decline in credit quality in that sector of the municipal market.  In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source rather than the revenue of a state or local government authority.  The Fund may take advantage of tax laws that allow the income from certain investments to be exempted from Federal income tax and, in some cases, state individual income tax.  There is no guarantee that such Federal laws will remain the same.  In addition, tax authorities are paying increased attention to whether interest on municipal obligations is properly exempt from taxation under existing laws, and the Fund cannot assure that a tax authority will not successfully challenge the exemption of a bond held by the Fund.  Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable as either short or long-term capital gains depending upon the holding period.  The economic and revenue performance of states and their agencies and municipalities may be significantly impacted by trends in the national economy, particularly by factors such as unemployment and the housing market which may directly impact revenue production of certain issuers of municipal securities.  Poor economic performance may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet obligations to make timely payments of principal and interest, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired. From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects.  If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  Nevertheless, the timing of any liquidation may not be favorable to certain individual shareholders.

Prepayment and Extension Risk.  When interest rates fall, issuers of high interest debt obligations may pay off the debts before the final maturity date by exercising early redemption options such as calls (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields.  When interest rates rise, issuers of lower interest debt obligations may forego early redemption rights so that the bonds remain outstanding until final maturity (extension risk), potentially keeping the Fund’s assets tied up in lower interest debt obligations or requiring the Fund to realize losses to sell bonds with low interest rates.  Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance.  Prepayments could also create capital gains tax liability in some instances.

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Private Activity Bonds Risk.  The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value.

Privately Issued Securities Risk.  Investment in privately placed securities may be less liquid than in publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, privately placed securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board.  Despite such good faith efforts, the Fund’s privately placed securities are subject to the risk that the securities’ fair value prices may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition.  Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently.  A higher portfolio turnover may enhance returns by capturing and holding portfolio gains.  However, it also may result in correspondingly greater transaction costs such as brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.

Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for significant or frequent redemption requests.  Because the Fund currently is available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Fund could result in one or more  requests to redeem a significant number of Fund shares.  Moreover, as a result of the requirement that the Fund satisfies redemption requests even during times of significant market or economic turmoil, the Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining.  This may require the Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur, the market recovers or the security reaches maturity.

Regulatory and Judicial Risk.  The regulation of securities transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by legislation, regulation and judicial action.  The effect of any future regulatory or judicial action on the Fund is impossible to predict, but could be substantial and adverse to the Fund.  Judicial actions may impact specific issuing entities such as in relation to bankruptcy rulings.  Legislative or regulatory changes may have a broader impact to a range of municipal issuers, such as change in tax status.

Reinvestment Risk.  Cash flows from fixed income securities are generally reinvested at interest rates available under then-prevailing market conditions. Consequently, declining market rates may cause the Fund to reinvest the proceeds at lower yields and adversely affect the Fund’s ability to meet its investment objective.

Taxable Income Risk.  The Fund’s investments in taxable securities as well as some of the derivatives discussed herein may cause the Fund to have taxable investment income.  The Fund may also realize capital gains on the sale of its municipal bonds (and other securities it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds.

Tax Risk. In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser or Sub-advisers will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities held by the Fund. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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U.S. Government Securities Risk.  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities). Certain municipal securities are either pre-refunded or escrowed-to-maturity, meaning that   U.S. government obligations are placed in an escrow account with principal and interest payments from the U.S. government bonds used to secure the payment of principal and interest payments due to the holders of the municipal securities.  Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities.  By contrast, securities issued or guaranteed by U.S. government sponsored organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Variable Rate Demand Obligations Risk.  Variable rate demand obligations (VRDOs) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment at specified short-term intervals before maturity that is supported by an agreement with a bank or other financial institution to fulfill the demand if new investors are not identified.  If the bank or financial institution is unable to meet the demand for a VRDO held by the Fund, the Fund may be unable to liquidate its position in the VRDO.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund's Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Adviser

Olive Street Investment Advisers, LLC, 12555 Manchester Road, St. Louis, Missouri 63131 (“Olive Street” or the “Adviser”), serves as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Bridge Builder Trust (the “Trust”), on behalf of the Fund.  Olive Street is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) and was formed in Missouri in 2012.  As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and subject to review and approval by the Board, sets the Fund's overall investment strategies.  The Adviser is also responsible for the oversight and evaluation of the Fund's Sub-advisers.  Under the Advisory Agreement, the Adviser is entitled to receive a monthly management fee calculated daily and payable monthly equal to an annualized rate of 0.36% of the Fund’s average daily net assets.  The Adviser has contractually agreed to waive its management fees through at least October 31, 2016 for the Fund to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay such Fund’s Sub-advisers.

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A discussion regarding the Board’s considerations in connection with the approval of the Fund's Advisory Agreement will be available in the Fund's first annual or semiannual report to shareholders.

Fund Expenses

In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, and interest.

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursement to 0.48% (“Expense Cap”).  Any payment of expenses made by the Adviser (other than sub-advisory fees) is subject to reimbursement by the Fund if requested by the Adviser. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Fund’s Expense Cap.  The Adviser is permitted to be reimbursed for expense payments (other than advisory fees) it made in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

The Sub-advisers

Pyramis Global Advisors, LLC ("Pyramis"), 900 Salem Street, Smithfield, RI 02917, serves as a Sub-adviser to the Fund under a sub-advisory agreement (the "Pyramis Sub-advisory Agreement") with the Adviser on behalf of the Fund. Pyramis is registered as an Investment Adviser with the SEC and was founded in 2005. Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC ("Fidelity").

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Fund under a sub-advisory agreement (the "T. Rowe Price Sub-advisory Agreement") with the Adviser on behalf of the Fund. T. Rowe Price is registered as an Investment Adviser with the SEC and was founded in1937.

Wells Capital Management, Inc. ("WellsCap"), 525 Market Street, 10th Floor, San Francisco, CA  94105, serves as a Sub-adviser to the Fund under a sub-advisory agreement (the WellsCap Sub-advisory Agreement") with the Adviser on behalf of the Fund. WellsCap is registered as an Investment Adviser with the SEC. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, NA which in turn is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company.

Sub-adviser Evaluation

The Adviser is responsible for hiring, terminating and replacing Sub-advisers, subject to Board approval.  Before hiring a Sub-adviser, Olive Street performs due diligence on the Sub-adviser, including (but not limited to), quantitative and qualitative analysis of the Sub-adviser’s investment process, risk management, and historical performance.  It is Olive Street’s goal to hire Sub-advisers who it believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.  Generally, Olive Street selects Sub-advisers who it believes will be able to add value through security selection or allocations to securities, markets or strategies.  Olive Street is responsible for the general overall supervision of the Sub-advisers along with allocating the Fund’s assets among the Sub-advisers as well as rebalancing the portfolio as necessary from time to time.

More on Multi-Style Management:  The investment methods used by the Sub-advisers in selecting securities and other investments for the Fund vary.  The allocation of the Fund's portfolio managed by one Sub-adviser will, under normal circumstances, differ from the allocations managed by the other Sub-advisers with respect to portfolio composition, turnover, issuer capitalization and issuer financial condition.  Because selections are made independently by each Sub-adviser, it is possible that one or more Sub-advisers could purchase the same security or that several Sub-advisers may simultaneously favor the same industry or sector. On the other hand, it is possible that one Sub-adviser may sell a security that another Sub-adviser determines to purchase or the Sub-advisers may have different views about the same industry or sector.

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The Adviser is responsible for establishing the target allocation of the Fund's assets to each Sub-adviser and may adjust the target allocations at its discretion.  Market performance may result in allocation drift among the Sub-advisers of the Fund.  The Adviser is also responsible for periodically reallocating the portfolio among the Sub-advisers, the timing and degree of which will be determined by the Adviser at its discretion.  Each Sub-adviser independently selects the brokers and dealers to execute transactions for the allocation of the Fund being managed by that Sub-adviser.

At times, allocation adjustments among Sub-advisers may be considered tactical with over- or under-allocations to certain Sub-advisers based on the Adviser’s assessment of the risk and return potential of each Sub-adviser’s strategy.  Sub-adviser allocations are also influenced by each Sub-adviser’s historical returns and volatility, which are assessed by examining the performance of strategies managed by the Sub-advisers in other accounts that the Adviser believes to be similar to those that will be used for the Fund.

In the event a Sub-adviser ceases to manage an allocation of the Fund’s portfolio, the Adviser will select a replacement Sub-adviser or allocate the assets among the remaining Sub-advisers.  The securities that were held in the departing Sub-adviser’s allocation of the Fund’s portfolio may be allocated to and retained by another Sub-adviser of the Fund or will be liquidated in an orderly manner, taking into account various factors, which may include but are not limited to the market for the securities and the potential tax consequences.  The Adviser may also add additional Sub-advisers in order to increase Fund diversification or capacity or as otherwise determined by the Adviser to be in the best interests of the Fund.

The Fund and the Adviser have obtained an exemptive order from the SEC that permits the Adviser to act as the manager of managers of the Fund and be responsible for the investment performance of the Fund, since it will allocate the Fund's assets to the Sub-advisers and recommend hiring or changing Sub-advisers to the Board of Trustees.  The “manager of managers” structure enables the Fund to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Fund to be increased or to materially change the Adviser's obligations under the Advisory Agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Adviser will require shareholder approval.

Multi-Manager Exemptive Order:  As referenced above, the Fund and the Adviser have obtained an exemptive order from the SEC, which permits the Adviser, subject to certain conditions, to select new Sub-advisers with the approval of the Board but without obtaining shareholder approval.  The order also permits the Adviser to change the terms of agreements with the Sub-advisers and to continue the employment of a Sub-adviser after an event that would otherwise cause the automatic termination of services.  The order also permits the Fund to disclose Sub-advisers’ fees only in the aggregate in the Fund's SAI.  This arrangement has been approved by the Board of Trustees and the Fund's initial shareholder.  Within 90 days of retaining a new Sub-adviser, shareholders of the Fund will receive notification of any such change.

Sub-advisers and Portfolio Managers

The Adviser has entered into a sub-advisory agreement with each Sub-adviser.  The Adviser compensates the Fund’s Sub-advisers out of the investment advisory fees it receives from the Fund.  As stated above, the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers.  Each Sub-adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the Sub-advisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each Sub-adviser’s adherence to its investment style.  The Board of Trustees supervises the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-advisers recommended by the Adviser.

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A discussion regarding the basis of the Board of Trustees’ approval of the investment sub-advisory agreements between the Adviser and the respective Sub-advisers will be available in the Fund's first annual or semiannual report to shareholders.

The following provides additional information about each Sub-adviser and the portfolio managers who are responsible for the day-to-day management of each Sub-adviser’s allocated portion of the Fund.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Sub-adviser	Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Pyramis	Mark Sommer	Since Inception	Fidelity 1992 to present, quantitative analyst and portfolio manager
	Jamie Pagliocco	Since Inception	Fidelity 2001 to present, municipal bond trader, assistant fixed income head trader, and portfolio manager
	Kevin Ramundo	Since Inception	Fidelity 2000 to present, research analyst and portfolio manager.

Mark Sommer
Portfolio Manager

Mark Sommer has been a portfolio manager of the Fund since inception.  Since joining Fidelity in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

Jamie Pagliocco
Portfolio Manager

Jamie Pagliocco has been a portfolio manager of the Fund since inception and also manages other funds.  Since joining Fidelity in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head and portfolio manager.

Kevin Ramundo
Portfolio Manager

Kevin Ramundo has been a portfolio manager of the Fund since inception and also manages other funds.  He joined Fidelity in 2000 and worked as a research analyst and portfolio manager.

Sub-adviser	Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
T. Rowe Price	James M. Murphy	Since Inception	T. Rowe Price, 2000 to present, Vice President, Portfolio Manager
	Charles B. Hill	Since Inception	T. Rowe Price 1991 to present, Vice President, Portfolio Manager

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James Murphy, CFA
Vice President
Portfolio Manager

James Murphy, who joined the firm in 2000, is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc., and Portfolio Manager in the Fixed Income Division managing the firm's tax-free high-yield strategy. He is chairman of the Investment Advisory Committees for the T. Rowe Price Tax-Free High Yield Fund.  Mr. Murphy received a B.S. in finance from the University of Delaware and an M.B.A. in finance from Seton Hall University. He has also earned the Chartered Financial Analyst designation.

Charles Hill,CFA
Vice President
Portfolio Manager

Charles Hill, who joined the firm in 1991, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc., and is a portfolio manager in the Fixed Income Division. He manages short- and intermediate-term municipal bond funds along with separately managed tax-exempt accounts, and best after-tax fixed-income accounts investing in both tax-exempt and taxable fixed-income securities. Mr. Hill is chairman of the Investment Advisory Committee for the T. Rowe Price Maryland Short-Term Tax-Free Bond Fund and the T. Rowe Price Summit Municipal Intermediate Fund.  He earned a B.S. from Guilford College and also has earned his Chartered Financial Analyst designation.

Sub-adviser	Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
WellsCap	Lyle J. Fitterer, CFA, CPA	Since Inception	WellsCap1989 to present, Senior Portfolio Manager, Managing Director and Head of Tax-Exempt Fixed-Income.
	Robert J. Miller	Since Inception	WellsCap 2008-present, Senior Tax-Exempt Fixed Income Portfolio Manager

Lyle J. Fitter, CFA, CPA

Lyle Fitterer joined WellsCap in 1989. He currently serves as a Senior Portfolio Manager and is the Managing Director and Head of the Tax-Exempt Fixed-Income team.

Robert J. Miller

Robert Miller joined WellsCap in 2008 where he currently serves as a Senior Portfolio Manager with the Tax-Exempt Fixed Income team.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The Fund sells shares at net asset value ("NAV").  NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

In calculating NAV, the Fund generally values its investment portfolio at market price.  When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing (see below).

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Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before the Fund calculates NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, employ “fair value” pricing of securities.  Fair value determinations are made in good faith in accordance with Board-approved procedures.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions.  Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures.  While the Fund's use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

How to Buy Shares

Orders to purchase shares must be placed directly with Edward D. Jones & Co., L.P. (“Edward Jones”), which is registered with the SEC as a broker-dealer and investment adviser, or your local Edward Jones financial advisor.  Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), an investment advisory program or asset-based fee program sponsored by Edward Jones.  There are no minimum initial or subsequent investment amount requirements for the Fund.  Edward Jones reserves the right to reject purchase orders or to stop offering Fund shares without notice.  No order will be accepted, unless Edward Jones has received and accepted a signed Advisory Solutions Client Agreement.  Payment for shares must be received by Edward Jones within three business days after the order is placed in good order.  The Fund does not issue share certificates.  Trustees of the Trust may purchase shares directly.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchases In-Kind

In limited circumstances, Advisory Solutions’ investors may acquire shares of the Fund with in-kind redemption proceeds they receive from a non-affiliated mutual fund.  The Fund’s Board has adopted procedures that require the Fund and the Adviser to meet certain conditions prior to the Fund’s acceptance of a contribution of securities in exchange for shares of the Fund.  These procedures require, among other things, that (a) the Adviser, in consultation with the Sub-advisers, determines that the securities to be contributed to the Fund are appropriate for investment by the Fund in light of its investment objective, strategies and policies; (b) the Fund’s valuation procedures will be used when determining the value of the securities to be contributed to the Fund; and (c) the Adviser and the Board reasonably determine that the particular contribution in-kind transaction, when considered as a whole, is expected to be in the best interests of the Fund and its shareholders.

Although the contributed securities will be appropriate for investment by the Fund in light of its investment objective, strategies and policies, the Adviser, in consultation with the Sub-advisers, may nonetheless determine that it is consistent with the best interests of the Fund to liquidate a portion of the contributed securities.  In the event of such determination, the Adviser, in its discretion and in consultation with the Sub-advisers, will determine which of the contributed securities will be liquidated and will allocate the resulting cash proceeds to one or more of the Fund’s Sub-advisers.  The Fund will pay both the explicit transaction costs and any implicit transaction costs, including market impact and any markup built into the price of fixed income securities and other instruments, incurred in the sale of the contributed securities.  The Adviser will seek to minimize the transaction costs, including market impact, to the Fund, generally by engaging one or more third-party transition management service providers that specialize in executing portfolio transactions on a large scale.  However, the Adviser’s use of a transition manager does not guarantee that the Fund will experience better executions or reduced costs associated with the liquidation of the Fund’s securities.

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A contribution in-kind of securities to purchase shares of the Fund will be permitted only if the Adviser reasonably determines that the overall benefits to the Fund and its shareholders of the contribution in-kind transaction, when considered as a whole, are expected to materially outweigh the costs of liquidating the securities.  In making such determination, the Adviser will review and document the specific facts and circumstances of the particular in-kind transaction taking into account all relevant factors, including, but not limited to: (a) the transaction costs, including market impact, expected to be incurred by the Fund in liquidating a portion of the contributed securities, versus the transaction costs, including market impact, expected to be saved by the Fund in connection with receiving and retaining contributed securities; (b) the benefit the Fund is expected to receive, if any, by allowing the Fund to acquire certain contributed securities that the Fund may not otherwise be able to obtain with cash due to the fact that such securities may not be available, or are of limited supply, in the open market; and (c) the benefit the Fund’s shareholders are expected to receive, if any, as a result of the increase in the Fund’s assets that is associated with the transaction (e.g., a reduction in the Fund’s total annual operating expenses).

The Fund’s valuation procedures may differ from the valuation procedures utilized by a non-affiliated mutual fund.  In such instances, Advisory Solutions’ investors who acquire Fund shares with in-kind redemption proceeds may receive fewer or more shares of the Fund than they would have received if the Fund used the same valuation procedures as the applicable non-affiliated mutual fund.

USA PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, the Adviser, and Edward Jones to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When setting up an Advisory Solutions account, you will be required to supply Edward Jones with your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Edward Jones may temporarily limit any security purchases, including in the Fund.  In addition, Edward Jones may close an account if it is unable to verify a shareholder’s identity.  As required by law, Edward Jones may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  Corporate, trust and other entity accounts require further documentation.

If Edward Jones does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.  Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

Orders to sell or “redeem” shares must be placed directly with Edward Jones or your local Edward Jones financial advisor.  All redemption requests accepted by Edward Jones before 4:00 p.m. Eastern time on any business day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and Federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your participation in Advisory Solutions and/or are no longer an eligible shareholder, your shares in the Fund may be subject to compulsory redemption by the Fund.  The Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to an account holder at Edward Jones for up to seven days, as permitted by law.  Redemption proceeds held in an investor's brokerage account generally will not earn any income, and Edward Jones may benefit from the use of temporarily uninvested funds.

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ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  The Fund may suspend your right to redeem your shares for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) any period during which the SEC determines that an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) such other periods as the SEC may by order permit.  More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

Your redemption proceeds will be deposited in your Advisory Solutions account unless you instruct otherwise.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise, and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  It is unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold. A redemption in kind may include illiquid securities. Under certain conditions, you may not be able to sell illiquid securities and may be required to hold such securities indefinitely.

Electronic Delivery.  It is the Fund's policy to deliver documents electronically whenever possible.  You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Advisory Solutions account with Edward Jones at www.edwardjones.com/accountaccess.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Edward Jones.  Every Advisory Solutions account pays asset-based fees to Edward Jones for investment advisory services which vary based on the amount of money in your account.  Please refer to your updated Edward Jones Advisory Solutions® Brochure for more information about payments to Edward Jones for investment management services related to your Advisory Solutions account.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of the Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the Fund’s long-term shareholders.  For example, in order to handle large flows of cash into and out of the Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective.  Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance.  In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities.

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Because of the potential harm to the Fund and the Fund's long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques.  Under these policies and procedures, the Fund may limit additional purchases of Fund shares by shareholders whom the Adviser reasonably believes to be engaged in these excessive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares.  For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any purchase of Fund shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the Adviser reasonably believes to be actual market timing activity, the Fund will seek to block future purchases and exchanges of Fund shares by that account.  Where surveillance of a particular account indicates activity that the Adviser reasonably believes could be either excessive or for illegitimate purposes, the Fund may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity.  Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  The Fund and the Fund's service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund.  However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends monthly and capital gains, if any, at least annually.  The Fund will make a distribution of any undistributed capital gains earned annually.  The Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be reinvested in shares of the Fund.  Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

You should always consult your tax advisor for specific guidance regarding the Federal, state and local tax effects of your investment in the Fund. The following is a summary of the U.S. Federal income tax consequences of investing in the Fund.  This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are not subject to current tax.  Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to elect and to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  As  a RIC, the Fund will not be subject to Federal income tax if it timely distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

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The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Fund intends to make distributions the majority of which are expected to be exempt from Federal income taxes, however, a portion of the Fund’s distributions from “private activity bonds” may be taxable to shareholders as a “tax-preference item” for purposes of the Federal AMT. Distributions of capital gains and any investment income that is not exempt from Federal income tax are generally taxable to you regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of taxable net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions or exempt interest dividends received with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.

After December 31 of each year, the Fund will mail you, or provide Edward Jones as sponsor of Advisory Solutions, reports containing information about the income tax classification of distributions paid during the year.  Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a new 3.8% Medicare contribution tax that applies to “net investment income,” including interest, dividends (but excluding exempt interest dividends) and capital gains received from the Fund.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares.  In addition, the Fund is also required to report whether these shares had a short-term or long-term holding period.  For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, the Fund will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication.  The cost basis method elected by the Fund shareholders (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares.  Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.  Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their Federal income tax returns.

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To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund has not commenced operations prior to the date of this Prospectus.

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PRIVACY NOTICE

BRIDGE BUILDER TRUST

PRIVACY NOTICE

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

* Social Security number                                                      * Investment experience
* Account transactions                                                      * Risk tolerance
* Transaction history                                                      * Account transactions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

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WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with Federal law. These measures include computer safeguards and secured files and buildings.

How does Bridge Builder collect my personal information?

We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness
* Affiliates from using your information to market to you
* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us.  Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. * Bridge Builder does not currently engage in joint marketing efforts.

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Bridge Builder Municipal Bond Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”):  The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual/Semiannual Reports:  Additional information about the Fund’s investments will be available in the Fund's annual and semiannual reports to shareholders.  The Fund's annual report will contain a discussion of market conditions and investment strategies that significantly affected the Fund's performance during the Fund's first fiscal year.

You can obtain free copies of these documents, request other information and discuss your questions about the Fund by contacting the Fund at:

Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-823-3611
www.bridgebuildermutualfunds.com

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the SEC, 100 “F” Street N.E., Washington, D.C.  20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

▪	Free of charge from the Fund's website at www.bridgebuildermutualfunds.com.
▪	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
▪	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
▪	For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22811.)

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SUBJECT TO COMPLETION DATED June 25, 2015
The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
___________, 2015

Bridge Builder Trust
BRIDGE BUILDER MUNICIPAL BOND FUND
Ticker Symbol: [  ]

12555 Manchester Road
St. Louis, MO 63131
1.855.823.3611
www.bridgebuildermutualfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Bridge Builder Municipal Bond Fund (the “Fund”) a series of Bridge Builder Trust (the “Trust”) dated _______, 2015, advised by Olive Street Investment Advisers, LLC (the “Adviser”).  Copies of the Fund's Prospectus are available at www.bridgebuildermutualfunds.com or by calling the above number.

The Adviser has retained certain investment managers as Sub-advisers (each a “Sub-adviser,” and, collectively, the “Sub-advisers”), each responsible for portfolio management of a portion of the Fund’s total assets.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust may also issue separate classes of shares of any series.  Currently, the Trust consists of eight series, seven of which are offered in a different prospectus and SAI.  The Fund offers one class of shares.  The Board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

The Fund has not commenced operations as of the date of this SAI.

The Fund's Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT STRATEGIES, POLICIES,
SECURITIES AND INVESTMENTS AND RISKS

Pursuant to the names rule of Rule 35d-1 under the 1940 Act (the “Names Rule”), the Fund has adopted a fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax.  This fundamental policy may not be changed without shareholder approval.

The Fund is diversified.  This means that with respect to 75% of its total assets, the Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

The investment objectives, policies, strategies, risks and limitations discussed in this SAI may be changed without shareholder approval unless otherwise noted.

The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors.  The Fund may purchase any of these instruments and/or engage in any of these investment practices unless such investment activity or practice is directly inconsistent with, or not permitted by, a specific Fund investment policy as stated below or in the Fund’s prospectus.  The Fund is free to reduce or eliminate its activity in any of these areas.  The Fund will only purchase an investment and/or engage in any of the below investment practices if such investment or investment practices is determined to be advantageous to the Fund by the Adviser and/or Sub-advisers.

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Municipal Securities

The Fund may invest in securities issued by states, territories, possessions, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states, territories, possessions and multi-state agencies or authorities (referred to herein as “Municipal Bonds”).

Municipal Bonds share the structural attributes of debt/fixed income securities in general, but are issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds); including industrial development bonds issued pursuant to former Federal tax law. Under the Internal Revenue Code of 1986, as amended (the “Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating Federal alternative minimum tax (“Federal AMT”) liability.

General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are not payable from the issuing authority's general revenues but instead the corporate user (and/or any guarantor) is responsible for payment of interest and principal. Accordingly, the credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of a particular facility or class of facilities.

The Fund may invest a substantial portion of Fund assets in Municipal Bonds that finance projects relating to education, health care, housing, transportation, and utilities, and may make significant investments in industrial development bonds. These types of bonds may be more sensitive to adverse economic, business or political developments than other types of municipal bonds.

The Fund may invest in pre-refunded Municipal Bonds or bonds that have been escrowed to maturity. These structures are generally employed by issuers of Municipal Bonds to effectively replace bonds issued at higher interest rates with bonds issued at lower interest rates. Proceeds of the newly issued, lower interest bonds are placed in an escrow account established by a municipality and an independent escrow agent and pledged to pay the principal and interest of the higher interest rate bonds. The principal for pre-refunded bonds is repaid at a specified early redemption date (i.e. call date) while the principal for escrowed-to-maturity bonds is paid at the bond's original maturity date. Typically, the escrow account holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). The pledged securities fulfill the original pledge of payments by the municipality; however, the escrow account does not eliminate the potential for price movement of the pre-refunded or escrowed-to-maturity bond before redemption. Consequently, investments in pre-refunded or escrowed-to-maturity Municipal Bonds may subject the Fund to interest rate risk, market risk and credit risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if the Fund sells pre-refunded or escrowed-to-maturity Municipal Bonds prior to redemption, the price received may be more or less than the Fund's purchase cost, depending on market conditions at the time of sale. To the extent permitted by the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service (“IRS”), the Fund’s investment in pre-refunded Municipal Bonds backed by U.S. Treasury and Agency securities in the manner described above, will, for purposes of diversification tests applicable to the Fund, be considered an investment in the respective U.S. Treasury and Agency securities.

The Fund may invest in municipal lease obligations. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for and make the payments due under the lease obligation.

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However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. In deciding whether to purchase a lease obligation, the Fund's Sub-advisers may assess such factors as the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. Municipal lease obligations may be less readily marketable than other municipal securities.  Certain lease obligation bonds may be financed through a certificate of participation through which investors are entitled to receive a portion of the lease payments from the project being financed. Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

Municipal leases may also be subject to “abatement risk.” The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee’s use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee’s maintenance of reserve monies for lease payments. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

The Fund may seek to enhance its yield through the purchase of municipal private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and generally have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. The Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

The Fund may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. A significant portion of insured Municipal Bonds that have been issued and are outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. Downgrades of certain insurance companies have negatively impacted the price of certain insured Municipal Bonds. Given the large number of potential claims against the insurers of Municipal Bonds, there is a risk that they will not be able to meet all future claims. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

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Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The economic and revenue performance of states and their agencies and municipalities may be significantly impacted by trends in the national economy, particularly by factors such as unemployment and the housing market which may directly impact revenue production of certain issuers of municipal securities.  Poor economic performance may increase the likelihood that issuers of securities in which the Fund may invest will be unable to meet their obligations, that the values of securities in which the Fund invests will decline significantly, and that the liquidity of such securities will be impaired. In addition, the value of Municipal Bonds may also be affected by uncertainties involving the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy.

The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund also may sell Municipal Bonds due to changes in the Sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at quoted market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, Municipal Bonds rated below investment grade (i.e., high yield Municipal Bonds) may not be as liquid as higher-rated Municipal Bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a Municipal Bond and on the Fund’s ability to sell a Municipal Bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.
Prices and yields on Municipal Bonds are dependent on a variety of factors, including general financial market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

The Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The perceived increased likelihood of default among issuers of Municipal Bonds may result in constrained liquidity, increased price volatility and credit downgrades of issuers of Municipal Bonds. Local and national market forces—such as declines in real estate prices and general business activity—may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain issuers of Municipal Bonds to repay their obligations. Certain issuers of Municipal Bonds have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for issuers of Municipal Bonds to pay existing obligations. In addition, events have demonstrated that the lack of disclosure rules in this area can make it difficult for investors to obtain reliable information on the obligations underlying Municipal Bonds.  Adverse developments in the Municipal Bond market may negatively affect the value of all or a substantial portion of a fund’s holdings in Municipal Bonds.

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Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s Municipal Bonds in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on certain types of Municipal Bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. It can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of such Municipal Bonds for investment by the Fund and the value of such Municipal Bonds held by the Fund may be affected. In addition, it is possible that events occurring after the date of a Municipal Bond’s issuance, or after the Fund’s acquisition of such obligation, may result in a determination that the interest paid on that obligation is taxable, in certain cases retroactively.

The Adviser or the Sub-advisers, as applicable, relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by the Fund.  The Adviser, the Sub-advisers and the Fund do not guarantee this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion.

Equity Securities

 Although the Fund may not purchase equity securities, the Fund may hold equity securities if the position arises as part of the Fund's participation in the restructuring of a municipal industrial development bond.   All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the Fund’s securities may fluctuate substantially from day-to-day.  Owning an equity security that currently pays dividends can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines or services, markets, or financial resources.

In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions can decrease the value and liquidity of securities of small- or medium-sized companies held by the Fund.  As a result, the performance of small- and medium-sized securities can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund and cause the Fund to lose money.

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Common Stock.  Common stocks represent a proportionate share of the ownership of a company and its value is influenced by a variety of factors including the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stock are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  Consequently, it is possible that all assets of a company in liquidation will be exhausted before any payments are made to the Fund.

Preferred Stock.  Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks also normally have preference over the corporation’s assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate.  However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.   Although preferred stock is subject to many of the same risks as common stock it also shares certain risks that are typically associated with debt securities. For example, preferred stock prices may fluctuate in response to changing interest rates and as perceptions about the creditworthiness of the issuer change.

Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because convertible securities generally provide yields higher than the underlying common stocks, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often issued by companies with lower credit quality.

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Depositary Receipts.  American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer.  Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S.  While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored depositary receipts generally bear all the costs of the facility.  The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

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For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers, and depositary receipts are subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

Inflation-Protected Securities

The Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Fund may also invest in other inflation-protected securities issued by non-U.S. Governments or by private issuers. U.S. TIPS pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal and, therefore, subject the Fund to counterparty risk with respect to the issuer. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is calculated by the U.S. Treasury and is currently tied to the CPI-U. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. Government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company ("RIC") and to eliminate any fund-level income tax liability under the Code.

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Private Investments

Private Placement and Restricted Securities. The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under Federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when a Sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a Sub-adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectuses forming a part of it, is materially inaccurate or misleading.

Redeemable Securities. Certain securities held by the Fund may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Hybrid Securities

The Fund may acquire hybrid securities. A third party or Sub-adviser may create a hybrid security by combining an income-producing debt security (“income producing component”) and the right to receive payment based on the change in the price of an equity security (“equity component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants to receive a payment based on whether the price of a common stock surpasses a certain exercise price. A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Corporate Debt Securities

The Fund may invest in non-convertible debt securities of foreign and domestic companies over a cross-section of industries.  The debt securities in which the Fund may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments.  The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

Cash Position

The Fund does not always stay fully invested in bonds.  When a Sub-adviser believes that market conditions are unfavorable for profitable investing, or when a Sub-adviser is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase.  Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities.  However, the Fund’s Adviser or Sub-adviser may also temporarily increase the Fund’s cash position to protect its assets, maintain liquidity, or during periods when transitioning Fund assets from one Sub-adviser to another Sub-adviser.  Partly because each of the Sub-advisers acts independently of each other, the cash positions of the Fund may vary significantly.

When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities).  Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Typically, interest rates are higher for debt securities with longer maturities than those with shorter maturities and comparable credit quality. In addition, the value of debt securities with longer maturities is generally more sensitive to changes in interest rates than those of comparably rated debt securities with shorter maturities. The market prices of debt securities fluctuate, depending upon prevailing interest rates.  An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments.  The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet its obligations for the payment of interest and principal when due.

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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields.  When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Taxes.  The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to RICs such as the Fund under Subchapter M of Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Risks of Investing in Lower-Rated Debt Securities

The Fund may invest up to 30% of its assets in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated securities that a Sub-adviser believes are of comparable quality.  Investment grade securities are those securities that, at the time of purchase, are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the Sub-adviser to be comparable in quality to instruments that are so rated.  These rating symbols are described in Appendix A. If securities held by the Fund were investment grade at the time of purchase but are subsequently downgraded to below investment grade, causing the Fund to hold more than 30% in non-investment grade securities, the Fund is not required to sell non-investment grade securities; however, the Fund is prohibited from making further purchases on non-investment grade securities.  Similarly, if the market value of non-investment grade securities in the Fund exceeds 30% of the Fund’s total net assets due to market fluctuation, the Fund is not required to sell non-investment grade securities, although it is prohibited from making further purchases of non-investment grade securities.

Sensitivity to Interest Rate and Economic Changes.  The economy and interest rates affect lower-rated debt securities differently from other securities.  For example, the prices of lower-rated bonds have often been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, the Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated bonds and the Fund’s asset values.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of lower-rated bonds, and this may impact a Sub-adviser’s ability to accurately value lower-rated bonds and hinder the Fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated bonds, especially in a thinly traded market.

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Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments,  However, credit ratings are not absolute measures of credit quality and do not reflect all potential market risks.  Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Sub-adviser must monitor the issuers of lower-rated bonds in the Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund can meet redemption requests.  The Fund will not necessarily dispose of a portfolio security when its rating has been changed.

Risks of Investing in Distressed Companies

From time to time, the Fund may purchase the direct indebtedness of various companies (“Indebtedness”), or participation interests in Indebtedness (“Participations”), including Indebtedness and Participations of reorganizing companies.  Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors.  Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company.  The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, the Fund in effect steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing.  Indebtedness purchased by the Fund may be in the form of loans, notes or bonds.

The length of time remaining until maturity on the Indebtedness is one factor the Sub-advisers consider in purchasing a particular Indebtedness.  Indebtedness which represents a specific Indebtedness of the company to a bank is not considered to be a security issued by the bank selling it.  The Fund may purchase loans from national and state chartered banks as well as foreign banks, and such banks invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company’s Indebtedness.  The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.”  Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development.  Indebtedness and Participations may be illiquid as described below.

Illiquid Securities

The Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.  The Adviser and Sub-advisers will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with this investment restriction.

Because of their illiquid nature, illiquid securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

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In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, a Sub-adviser, pursuant to procedures adopted by the Board, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.

Exchange-Traded Funds (“ETFs”) and Other Registered Investment Companies

The Fund may invest in exchange-traded funds (“ETFs”), which are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents, in most cases, a fixed portfolio of securities designed to track a particular market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.  ETFs are also subject to other risks, including the risk that their prices may not correlate perfectly with changes in the underlying index and the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable.  An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies, subject to certain exceptions.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments.  Investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries.  In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds investments in that country may be more effective than investing directly in issuers in that country.

The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one registered investment company or more than 10% of the value of its total assets in registered investment companies as a group, and also restricts its investment in any registered investment company to 3% of the voting securities of such investment company.  There are exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.  In particular, SEC rules allow the Fund to invest in money market funds in excess of the limits described above.

The Fund may invest in other investment companies, including those managed by the Adviser or a Sub-adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Money Market Mutual Funds.  The Fund may under certain circumstances invest a portion of its assets in money market funds.  However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and other fees charged by such fund.

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Short-Term Investments

The Fund may invest in any of the following short-term securities and instruments:

Bank Obligations.  Obligations including bankers’ acceptances commercial paper and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of Deposit and Time Deposits.  The Fund may hold certificates of deposit and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may invest in Certificates of Deposit in amounts up to the $250,000 per bank Federal Deposit Insurance Corporation ("FDIC") limit.

Commercial Paper and Short-Term Notes.  The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Other Short-Term Obligations.  Debt securities initially issued with a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

Asset-Backed Securities (ABS) and Mortgage-Related and Mortgage-Backed Securities (MBS)

The Fund may purchase asset-backed, mortgage-related and mortgage-backed securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, receivables from credit card agreements, company receivables or other assets. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments.

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Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event, the Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the expected rate of return.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

The Fund may also invest in hybrid ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of locking in attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

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At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for certain investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

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Asset-backed securities may be collateralized by the fees earned by service providers. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. For the purposes of the Fund’s concentration policy, asset-backed securities (a) do not represent interests in any particular “industry”; and (b) will be classified in a consistent manner deemed reasonable by the Fund.

Collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other collateralized debt obligations (CDOs).  A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed income securities, such as high yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as "the collateral."  CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants' perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches,  as well as risks related to the complexity of the security and its structure.

Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages.  Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which the Fund may hold or in which they may invest.  Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation.  The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by the Fund and could cause the Fund’s net asset value to decline, potentially significantly.  Considerable uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution are impossible to predict.

Collateralized Mortgage Obligations (CMOs) and Multiclass Pass-Through Securities.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  CMOs may be collateralized by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”) certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Mortgage Assets may be collateralized by commercial or residential uses. Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, may require the Fund to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. Although CMOs and REMICs differ in certain respects, characteristics of CMOs described below apply in most cases to REMICs, as well.

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In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be stripped mortgage securities. For more information on stripped mortgage securities, see “Stripped Mortgage Securities” below.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  The cash flow generated by the mortgage assets underlying a series of a CMO is applied first to make required payments of principal and interest on the securities or certificates issued by the CMO and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets.  The yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  The Fund may fail to recoup fully its initial investment in a CMO residual.  CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act.  CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid.”

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Government Mortgage Pass-Through Securities.  The Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a pass-through of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Fund may invest include those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages.  These certificates are, in most cases, modified pass-through instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

The Housing and Economic Recovery Act of 2008 (“HERA”) authorized the Secretary of the Treasury to support Fannie Mae, Freddie Mac, and the Federal Home Loan Banks (“FHLBs”) (collectively, the “GSEs”) by purchasing obligations and other securities from those government-sponsored enterprises. HERA gave the Secretary of the Treasury broad authority to determine the conditions and amounts of such purchases.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for Fannie Mae and Freddie Mac.

In connection with the conservatorship, the U.S. Treasury, exercising powers granted to it under HERA, entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. On December 24, 2009, the U.S. Treasury announced further amendments to the SPAs which included additional financial support for each GSE through the end of 2012 and changes to the limits on their retained mortgage portfolios. Although legislation has been enacted to support certain GSEs, including the FHLBs, Freddie Mac and Fannie Mae, there is no assurance that GSE obligations will be satisfied in full, or that such obligations will not decrease in value or default.  It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the GSEs and the values of their related securities or obligations.

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Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPA is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

On August 17, 2012, the U.S. Treasury announced that it was again amending the SPA to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion.  At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s available assets. The future financial performance of Fannie Mae and Freddie Mac is heavily dependent on the performance of the U.S. housing market.

In the event of repudiation, the payments of interest to holders of Fannie Mae, or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed security holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

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Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, and are subject to greater complexity and risk of loss.

Mortgage Assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer Mortgage Assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security.

Stripped Mortgage Securities.  Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities not issued by Federal Agencies will be treated by the Fund as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid. Stripped mortgage securities issued by Federal Agencies generally will be treated by the Fund as liquid securities under procedures adopted by the Fund and approved by the Fund's Board.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.

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The Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Mortgage Dollar Rolls.  The Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While the Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes.

Real Estate Investment Trusts (“REITs”).  The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.  Like RICs such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code.  The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default.  REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties.  Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit.  Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due.  Mortgage REITs are subject to significant interest rate risk.  When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down.  When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up.  Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk.  Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT.  Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates.  Prepayment rates generally increase when interest rates fall and decrease when interest rates rise.  These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield.  Additionally, rising interest rates may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.

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The Fund’s investment in a REIT may result in the Fund making distributions that constitute a return of capital to Fund shareholders for Federal income tax purposes or may require the Fund to accrue and distribute income not yet received.  In addition, distributions attributable to REITs made by the Fund to Fund shareholders will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Forward Commitments and Dollar Rolls.  The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns.  In the case of to-be-announced (“TBA”) mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate  Additionally, the Fund will segregate or earmark liquid assets for these net obligations in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale.  The dealer’s failure to do so may result in the loss to the Fund of an advantageous yield or price.  Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if a Sub-Adviser deems it appropriate to do so.  The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the Fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase the Fund’s risk and volatility.

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The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Fund may be adversely affected.

The Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund.

Municipal Housing Revenue Bonds. The Fund may invest in municipal housing revenue bonds, which like mortgage-backed securities are secured by a pool of mortgages. Borrowers may default on the obligations that underlie investments in Municipal Housing Revenue bonds.  The resulting risk is that the impairment of the value of the collateral underlying a security in which the Fund invests may result in a reduction in the value of the security.  The structure of some of these securities may be complex and there may be less available information than other types of debt securities

Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because its value “derives” from the value of an underlying asset, reference rate or index.  These instruments include futures contracts, forward interest rate contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Investing for hedging purposes or to increase the Fund's return may result in certain additional transaction costs that may reduce the Fund's performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Sub-Adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Use of derivatives and other forms of leverage by the Fund may require the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Certain derivatives may create a risk of loss greater than the amount invested.

Forward Contracts. The Fund may invest in forward contracts for speculative or hedging purposes. A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value.  Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

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The Fund may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.  Under definitions recently adopted by the Commodity Futures Trading Commission (“CFTC”) and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared.  These changes are expected to reduce counterparty/credit risk as compared to bi-laterally negotiated contracts.

Open positions in forwards will be covered by the segregation or “earmarking” of assets determined to be liquid, and are marked to market daily, if required by the 1940 Act.

Futures Contracts.  The Fund may purchase interest rate and Treasury futures contracts (“financial futures”). Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select the Fund’s fixed income investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which the Fund invests. There is also a risk that the Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to the Fund. It is possible for a price-related loss to exceed the amount of the Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. The Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when the Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.

The Fund may enter into futures contracts on other underlying assets or indexes, including physical commodities and indexes of physical commodities.

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At any time prior to expiration of a futures contract, the Fund may seek to close the position by taking an opposite position which would typically operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that are equal to the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, rather than the market value of the futures contract.  By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

Interest Rate or Financial Futures Contracts.  The Fund may invest in interest rate or financial futures contracts.  Bond prices are established in both the cash market and the futures market.  In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade.  In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date.  Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures contract by the Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price.  A futures contract purchased by the Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price.  The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date.  The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date.  If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss.  Similarly, the closing out of a futures contract purchase is effected by the Fund’s entering into a futures contract sale.  If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund will deal only in standardized contracts on recognized exchanges.  The exchange typically guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.  Domestic interest rate futures contracts may be traded in an auction environment on the floor of an exchange, such as the Chicago Mercantile Exchange.  A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes, GNMA modified pass-through mortgage-backed securities, three-month United States Treasury bills, and 90-day commercial paper.  The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.  International interest rate futures contracts are traded on various international exchanges.  Engaging in futures contracts on international exchanges may involve additional risks, including varying regulatory standards and supervision, fewer laws to protect investors, greater counterparty risk, greater transaction costs, greater volatility, and less liquidity, which could make it difficult for the Fund to transact.

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Interest Rate and Total Return Swap Agreements. The Fund may purchase interest rate swaps.  The Fund may use interest rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement.  For temporary, defensive purposes only, the Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

The Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to the Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because, in some cases, swap transactions involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to the Fund.

The Fund may enter into swap agreements that would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net  amount”).  The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid.

Credit Default Swaps.  The Fund may purchase credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

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The Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When the Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. The Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If the Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).  In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis.  In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund).  Such segregation or “earmarking” seeks to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio.  However, such segregation or “earmarking” will not limit the Fund’s exposure to loss.

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The CFTC regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps.  A fund that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trading of commodity interests to qualify for certain exclusions or exemptions from registration requirements.  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), pursuant to CFTC Rule 4.5, with respect to the Fund's operation.  Therefore, the Fund and the Adviser are not subject to regulation as a commodity pool or CPO under the CEA and the Adviser is not subject to registration as a CPO.  If the Fund is no longer able to claim the exclusion, the Adviser may be required to register as a CPO and the Fund and the Adviser would be subject to regulation as a commodity pool or CPO under the CEA.  If the Fund or the Adviser are subject to CFTC regulation, the Fund may incur additional expenses.

U.S. and Foreign Government Obligations

The Fund may invest in U.S. Government obligations including Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as Ginnie Mae, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae”), Freddie Mac and the Student Loan Marketing Association (“SLMA”).

Some of these obligations, such as those of Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of Fannie Mae, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  A government could default on its sovereign debt obligations.  This risk of default is higher in emerging markets.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Variable Rate Demand Obligations

The Fund may purchase taxable or tax-exempt variable rate demand obligations ("VRDOs") for short-term cash management or other investment purposes. VRDOs are floating rate securities that combine an interest in a long- term municipal bond with a right to demand payment at specified short-term intervals before maturity that is supported by an agreement with a bank or other financial institution to fulfill the demand if new investors are not identified.  The demand feature permits the investor to sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. However, if the bank or financial institution is unable to meet the demand for a VRDO held by the Fund, the Fund may be unable to liquidate its position in the VRDO.  Furthermore, if a demand feature terminates prior to being exercised, the Fund could hold the longer-term security, which could experience substantially more volatility.

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Floating Rate Securities

The Fund may purchase floating rate securities. A floating rate debt security has a rate of interest which is usually established as the sum of a base lending rate (e.g., the London Inter-Bank Offered Rate (LIBOR), the U.S. Prime Rate, the Prime Rate of a designated U.S. bank or the certificate of deposit rate) plus a specified margin.  The interest rate on prime rate-based loans and securities floats periodically as the prime rate changes.  The interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year.  Certain floating rate securities will permit the borrower to select an interest rate reset period of up to one year.  Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.  In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Inverse Floaters

The Fund may purchase inverse floaters.  An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index.  Inverse floaters are typically created by a broker depositing an income-producing instrument, which may be a mortgage-backed security, in a trust.  The trust in turn issues a variable rate security and inverse floaters.  The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee.  Because inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate) the market prices of inverse floaters may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change.  The returns on inverse floaters may be leveraged, increasing substantially the volatility and interest rate sensitivity.

Zero-Coupon and Payment-in-Kind Bonds

The Fund may invest in so-called zero-coupon bonds and payment-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments in order to satisfy its distribution requirements under the Code.

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Foreign Securities

The Fund may invest in securities issued by foreign governments and corporations, including emerging market securities. The Fund may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds (“ETFs”) (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less or different government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; the rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Fund held in foreign countries.

Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures). Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

Dividends and interest payable on the Fund's foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund, under U.S. tax law, they will reduce the net return to the Fund shareholders.

Emerging Markets Securities.  In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation; the mechanics of repatriations may delay or impede the Fund's ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

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Foreign Securities Traded in the United States.  The Fund may own foreign securities that are traded in the United States and denominated in United States dollars.  They also may be issued originally in the United States.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.

Foreign Currency Risk.  While the Fund denominates net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies.  Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency.   Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

▪
Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪
There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪
Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪
The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Borrowing and Other Forms of Leverage

The Fund may borrow money for investment purposes to the extent permitted by the Fund's investment policies and restrictions and applicable law.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s holdings. The Fund may also borrow money for temporary emergency purposes.

The Fund may establish lines of credit with certain banks by which it may borrow funds for temporary or emergency purposes. The Fund may use lines of credit to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders.  The Fund may be required to pay fees to the bank to maintain the line of credit; which would increase the cost of borrowing over the stated interest rate.

Repurchase Agreements.  The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

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It is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser or Sub-Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 102% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully, as such term is defined in the 1940 Act and the Rules thereunder.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, the Fund may treat such transactions as bank borrowings, which would be subject to the Fund’s limitations on borrowings.

Other Investment Risks

The following risk considerations relate to investment practices undertaken by the Fund.  Generally, since shares of the Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of the Fund's portfolio securities increases or decreases.  Therefore, the value of an investment in the Fund could go down as well as up. You can lose money by investing in the Fund.  There is no guarantee of successful performance, that the Fund’s objective can be achieved or that an investment in the Fund will achieve a positive return.  An investment in the Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.  Prospective investors should consider the following risks.

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Market Risks

Various market risks can affect the price or liquidity of an issuer’s securities.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Recent Regulatory Events. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the CFTC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” (the “Dodd-Frank Act”) which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

In particular, the Dodd-Frank Act makes broad changes to the over-the-counter (OTC) derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.  Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other Federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. It is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new laws and the rules to be promulgated may negatively impact the Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties.

Recent Economic Events. Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007, continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer market weighted down by too much debt and increasing joblessness, the growing size of the Federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

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Multi-Manager and Multi-Style Management Risk

Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing the Fund’s investment strategies in pursuit of its goal.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

In addition, because portions of the Fund's assets are managed by different Sub-advisers using different styles/strategies, the Fund could experience overlapping security transactions.  Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.  The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Fund’s value may be adversely affected.

Special Risks of Transactions in Futures Contracts

Financial futures contracts entail risks.  If the Adviser’s or Sub-adviser’s judgment about the general direction of interest rates or markets is wrong, the Fund’s overall performance may be poorer than if no financial futures contracts had been entered into.  For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

Liquidity Risks.  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.  Although the Fund may intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.  If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.  However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

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Hedging risks.  There are several risks in connection with the use by the Fund of futures contracts as a hedging device.  One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the underlying securities or index or movements in the prices of the Fund’s securities which are the subject of a hedge.  The Sub-advisers will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and indexes the movements of which will, in their judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Sub-adviser’s ability to predict correctly movements in the direction of the market. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions.  First, all participants in the futures market are subject to margin deposit requirements.  Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets.  Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortion, even a correct forecast of general market trends by the Sub-adviser still may not result in a successful hedging transaction over a very short time period.

Other Risks.  The Fund will incur brokerage fees in connection with its futures transactions.  In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks.  Thus, while the Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts.  Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of futures trading in light of market volatility.  Among the actions that have been taken or are proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures transactions, and increased margin requirements for various types of futures transactions.  Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which the Fund invests. Subject to certain limitations, the Fund may enter into futures contracts on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

The Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity.  If the Sub-adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts.  If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase.  Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

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Cybersecurity Risk. The Fund, and its service providers, may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Sub-adviser, or other service providers (including, but not limited to, fund accountants, fund administrators, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate its NAV, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Fund or Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. While the Fund's service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cyber security plans and systems put in place by the Fund's service providers or any other third parties whose operations may affect the Fund or its shareholders.

Temporary Defensive Investments

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  For example, during such period, 100% of the Fund’s assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.   Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser and/or the Adviser judges that market conditions make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders. A Sub-adviser and/or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit the Fund’s losses or to create liquidity in anticipation of redemptions.  When the Fund takes temporary defensive positions, it may not achieve its investment objective.

INVESTMENT RESTRICTIONS

The Fund has adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Policies

The investment policies below have been adopted as fundamental policies for the Fund.

1.
The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

2.
The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

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3.
The Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute,  rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.
The Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.
The Fund may purchase securities of an issuer, except if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.
The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition, the Fund shall:

1.
Under normal market conditions, invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration which pay interest that is exempt from Federal income tax.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that do not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.   For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.  For purposes of the Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

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LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities or real estate, but does require that every investment company have the fundamental investment policy governing such investments.  The Fund has adopted a fundamental policy that would permit direct investment in commodities and real estate.  However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate.  This non-fundamental policy may be changed by vote of the Board.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness.  The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Non-Fundamental Policies

The Fund observes the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.
The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2.
The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (including the loan collateral) would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3.	The Fund may not purchase an investment if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities.

4.
The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate.  For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.
The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

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Except with respect to borrowing and investing in illiquid securities, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  The Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.  With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Fund's annual portfolio turnover rates for the last five years, when available, will be included in the “Financial Highlights” section of the Fund's prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Fund.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Fund's holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund's holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund's shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of the Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund's holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

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Disclosure of the Fund's complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semiannual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  The Fund may provide complete portfolio holdings at the same time reports are filed with the SEC.

In the event of a conflict between the interest of the Fund and the interest of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, the Sub-advisers, fund administrator, fund accountant, custodian, transfer agent, pricing vendors, proxy voting service providers, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Fund's website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.  The Fund may disclose portfolio holdings to transition managers, provided that the Fund or the Adviser has entered into a non-disclosure or confidentiality agreement with the transition manager.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund's holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Fund's portfolio holdings on the Fund's website.  Shareholders can access the Fund's website at www.bridgebuildermutualfunds.com  for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

The Fund may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of the Fund’s portfolio securities and other investments among various asset classes, sectors, industries, market capitalizations, countries and regions; the characteristics of the stock or fixed income components and other investments of the Fund; the attribution of the Fund’s returns by asset class, sector, industry, market capitalization, country and region; certain volatility characteristics of the Fund; certain valuation metrics of the Fund (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for the Fund’s fixed income holdings. From time to time, the Adviser may make these additional disclosures on the Fund's website.  Shareholders can access the Fund's website at www.bridgebuildermutualfunds.com.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Fund.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust(1)
Jean E. Carter (Born: 1957) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982 – 2005).	8	Chair, Brandes U.S. registered mutual funds (nine portfolios).
Janice L. Innis-Thompson (Born: 1966) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006).	8	None.
William N. Scheffel (Born: 1953) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (healthcare services) (since 2003).	8	None.
John M. Tesoro (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	8	Audit Committee Chair, Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (six funds).

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held
Interested Trustees of the Trust
William H. Broderick III(2) (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Chairman and Trustee	Indefinite Term; Since Inception	Retired. Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)	8	None.
William E. Fiala(2) (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994 - Present)	8	None.
Officers of the Trust
Joseph C. Neuberger (Born: 1962) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)	N/A	N/A
Jason F. Hadler (Born: 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)	N/A	N/A
Alan J. Herzog (Born: 1973) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Effective Jan. 1, 2015	Director of Funds Compliance Edward Jones (Since 2013), Senior Counsel, Wells Fargo Advisors (2008-2013)	N/A	N/A
Elaine E. Richards (Born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 East Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)	N/A	N/A
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)	The “Fund Complex” is comprised of each Fund offered by the Trust, including others not offered in this SAI

Certain officers of the Trust also serve as officers of one or more mutual funds for which U.S. Bancorp Fund Services, LLC (“USBFS”) or its affiliates act as investment manager, administrator or distributor.

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Additional Information Concerning the Board of Trustees

The Role of the Board.  The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, each of the Sub-advisers, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.

In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership.  The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Governance and Nominating Committee, an Audit Committee (which also serves as the Qualified Legal Compliance Committee (“QLCC”)), and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  At least a majority of the Board is comprised of Trustees who are Independent Trustees, which generally are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Chairman of the Board is an Interested Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a senior employee of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Interested Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Jean E. Carter, an Independent Trustee, serves as the lead Independent Trustee of the Trust.  In her role as lead Independent Trustee, Ms. Carter, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the Independent Trustees and management, and among the Independent Trustees; and (v) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Janice Innis-Thompson, an Independent Trustee, serves as Chair of the Governance and Nominating Committee of the Trust.  The Governance and Nominating Committee comprised of all the Independent Trustees. As set forth in its charter, the Governance and Nominating Committee assists the Board in fulfilling its governance-related responsibilities, including making recommendations regarding the Board’s size, composition, leadership structure, committees, compensation, retirement and self-assessment, among other things. The Governance and Nominating Committee makes recommendations regarding nominations for Independent Trustees and will consider candidates suggested by shareholders sent to the attention of the President of the Trust in writing together with the appropriate biographical information concerning each such proposed candidate.  Such submissions by shareholders must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to be considered by the Governance and Nominating Committee, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days prior to the shareholder meeting at which any such nominee would be voted on.

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The Governance and Nominating Committee will identify and screen Independent Trustee candidates for nomination and appointment to the Board and submit final recommendations to the full Board for approval.  In doing so, the Governance and Nominating  Committee shall take into account such factors as it considers relevant, including without limitation, educational background, strength of character, mature judgment, career specialization, relevant technical skills or financial acumen, diversity of viewpoint, industry knowledge, experience, demonstrated capabilities, independence, commitment, reputation, background, diversity, understanding of the investment business and understanding of business and financial matters generally.  No one factor is controlling, either with respect to the group or any individual.

In addition to the above, each candidate must: (i) display the highest personal and professional ethics, integrity and values; (ii) have the ability to exercise sound business judgment; (iii) be highly accomplished in his or her respective field; (iv) have relevant expertise and experience; (v) be able to represent all shareholders and be committed to enhancing long-term shareholder value; and (vi) have sufficient time available to devote to activities of the Board and to enhance his or her knowledge of the Trust’s business.  Submission of a Trustee candidate recommendation by a shareholder does not guarantee such candidate will be nominated as a Trustee.  The Governance and Nominating Committee held two meetings during the last fiscal year.

John Tesoro, an independent Trustee, serves as Chair of the Audit Committee of the Trust.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets twice a year with respect to each series of the Trust and may meet more frequently if necessary.  The function of the Audit Committee, with respect to each series of the Trust, is to assist the Board in fulfilling its oversight responsibilities relating to the accounting and financial reporting policies and practices of the Trust, including by providing independent and objective oversight over the Trust’s accounting policies, financial reporting and internal control system, as well as the work of the registered independent public accounting firm retained by the Trust (the “independent auditors”).  The Audit Committee also serves to provide an open avenue of communication among the independent auditors, Trust management and the Board. As part of the Audit Committee, the function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Audit Committee held three meetings during the last fiscal year.

The Board has delegated day-to-day valuation issues to a Valuation Committee.  Mr. Fiala, an interested Trustee, is Chair of the Valuation Committee.  In addition to Mr. Fiala, the Valuation Committee is comprised of the Trust’s President, Treasurer, and Assistant Treasurer, as appointed by the Board.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, acting pursuant to the procedures established by the Board, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee typically meets on a monthly basis and more frequently as necessary.  The Valuation Committee held 10 meetings during the last fiscal year.

Board Oversight of Risk Management.  As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets quarterly, and otherwise as needed, with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

Information about Each of the Trustee’s Qualification, Experience, Attributes or Skills.

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

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In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the fund. Moreover, references to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience.

Mr. Broderick has significant financial services and mutual fund experience as a Principal for 27 years at Edward Jones and as Lead Principal of the Investment Advisory Department, where he led the design, development and launch of Edward Jones Advisory Solutions®, the exclusive program through which investors may invest in the Fund.  Other relevant experience at Edward Jones includes investment research, trading and investment banking.

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones where he has served as Director of Portfolio Solutions and Director of Research. He also served as Co-Chair of Edward Jones’ Investment Policy Committee for six years and holds a CFA designation.

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee.  She joined Russell Investment Group in 1982.  She has also served as Chair of an investment company trust consisting of nine fund series.  These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.

Ms. Innis-Thompson is an attorney with significant legal experience in both the public and private sectors. Currently serving as a Senior Vice President and Chief Compliance and Ethics Officers at TIAA-CREF, she has extensive securities compliance experience, as she developed and implemented a firm-wide compliance risk assessment program.  Previously, she served as Chief Compliance Counsel at two large public companies.

Mr. Scheffel has significant corporate and accounting experience, currently serving as Executive Vice President, Chief Financial Officer, and Treasurer at a Fortune 500 managed care company.  In these roles, he is responsible for SEC-reporting and various financial, tax, and treasury functions.  Previously, he worked in public accounting for 28 years, including serving as Audit Partner for over 15 years at two Big Five (now Four) accounting firms.  Mr. Scheffel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Scheffel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, lead to the conclusion that he possesses the requisite skills and attributes to carry out oversight responsibilities as Audit Committee Financial Expert for the Trust.

Mr. Scheffel has been employed by Centene Corporation since 2003 and has served as its Chief Financial Officer since 2009. Pamela A. Joseph is currently a director of Centene Corporation, and has served in such capacity since 2007. Ms. Joseph is also Vice Chairman of Payment Services at U.S. Bancorp, a controlling affiliate of Quasar Distributors, LLC, the principal underwriter of the Trust.

Mr. Tesoro has extensive experience in internal control and risk assessments, including compliance issues related to the Investment Company and Investment Advisers Acts of 1940.  He worked in public accounting for 38 years, primarily auditing mutual funds and registered investment advisers.  From 1995-2002, he was the Partner-in-Charge of Arthur Andersen LLP’s US Investment Management Industry Program. Mr. Tesoro joined KPMG LLP in 2002 as a partner and continued to work with numerous financial institutions.  Mr. Tesoro serves as a Director and Audit Committee Chair for Teton Advisors, Inc. (investment adviser to seven mutual funds and separate institutional accounts), as a Director for Ocean County (NJ) Board of Catholic Charities and Siena Capital Finance, LLC.  Mr. Tesoro also serves on the Board of Trustees for the BBH Trust (a mutual fund group with six funds).  Mr. Tesoro has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Tesoro’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, lead to the conclusion that he possesses the requisite skills and attributes to carry out oversight responsibilities as Audit Committee Financial Expert for the Trust.

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Trustee Ownership of Portfolio Shares

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2014, which is prior to the inception date of the Fund.

Compensation
Independent Trustees each receive an annual retainer and fees for Board meeting attendance. In addition, each Committee Chair and Lead Independent Trustee receives an additional annual retainer.  If the Trust organizes additional series, this compensation will be allocated among the various series comprising the Trust based on the net assets of each series.  Independent Trustees receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees depending on whether in-person attendance is required.  All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust.  The Trust has no pension or retirement plan.  Set forth below is the estimated rate of compensation earned by the following Independent Trustees for the fiscal year ending June 30, 2015.

Name of Person/Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement
Jean E. Carter, Independent Trustee	$70,000	N/A	N/A
Janice L. Innis-Thompson, Independent Trustee	$70,000	N/A	N/A
William N. Scheffel, Independent Trustee	$65,000	N/A	N/A
John M. Tesoro, Independent Trustee	$70,000	N/A	N/A
William H. Broderick III, Interested Trustee(1)	None	N/A	N/A
William E. Fiala, Interested Trustee(1)	None	N/A	N/A
(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.

Code of Ethics

The Trust, the Adviser, each of the Sub-advisers, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, the Sub-advisers and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser, which, in turn, has delegated such responsibility to the Sub-advisers.  Each Sub-adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI.  Information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 855-823-3611 and (2) on the SEC’s website at http://www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of Fund shares.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.

Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of any Fund’s outstanding shares.

THE FUND'S INVESTMENT TEAM

Olive Street Investment Advisers, LLC (the “Adviser”), 12555 Manchester Road, St. Louis, MO 63131, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Jones Financial Companies, L.L.L.P. controls the Adviser.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments.

The Adviser shall provide the Trust through investment “Sub-advisers” with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, shall furnish continuously an investment program for the Fund, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from the Fund as follows:

Fund	Annual Management Fee (calculated daily and paid monthly)
Bridge Builder Municipal Bond Fund	0.36%

The Adviser has contractually agreed to waive its management fees through at least October 31, 2016 to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

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Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed through at least October 31, 2016  to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to limit the Fund’s total annual fund operating expenses after fee waivers and/or expense reimbursements to the amounts shown below (“Expense Caps”):

Fund	Expense Cap (as a % of average daily net assets)
Bridge Builder Municipal Bond Fund	0.48%

Any payment of expenses made by the Adviser (other than advisory fees) is subject to reimbursement by the Fund if requested by the Adviser.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for expense payments (other than advisory fees) it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of the Fund where the Adviser has allocated a portion of the Fund’s assets away from a particular Sub-adviser, but the Board has not yet approved an advisory agreement with a replacement Sub-adviser or such replacement Sub-adviser has not yet begun managing Fund assets.  During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of the Fund’s portfolio.  The duration of any such transition management services will be determined by the Adviser’s ability to identify an appropriate replacement Sub-adviser and when such replacement Sub-adviser can begin managing Fund assets.

Reliance on Manager of Managers Order

The Adviser and the Trust have obtained an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board of Trustees, to appoint and replace Sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”).  Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s Sub-advisers and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any Sub-adviser that is affiliated with the Adviser.  The adoption of the Manager of Managers Structure by the Fund also requires prior shareholder approval.  Such approval was obtained for the Fund from its initial shareholder.  Thus, the Fund is currently operating under the Manager of Managers Structure.  The exemptive order provides that amounts payable by the Adviser to Sub-advisers under the Fund’s sub-advisory agreements need not be disclosed to shareholders.

The Manager of Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to Sub-advisers or sub-advisory agreements.  Operation of the Fund under the Manager of Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval.  Shareholders will be notified of any changes made to Sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential Sub-advisers or their affiliates, which may create a conflict of interest.  However, in making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the Sub-adviser’s investment process, risk management, and historical performance with the goal of retaining Sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.  The Adviser does not consider any other relationship it or its affiliates may have with a Sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a Sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement.

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The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-advisers and recommend their hiring, termination and replacement.

The Sub-advisers

Each Sub-adviser has agreed to furnish continuously an investment program for their assigned portion of the Fund that it sub-advises and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Fund shall be held in various securities, cash or other investments.  In this connection, each Sub-adviser shall provide the Adviser and the officers and trustees of the Trust with such reports and documentation as the latter shall reasonably request regarding the Sub-adviser’s management of the Fund’s assets.  Each Sub-adviser shall carry out its responsibilities in compliance with:  (a) the Fund’s investment objective, policies and restrictions as set forth in the Trust’s current registration statement, (b) such policies or directives as the Trust’s trustees may from time to time establish or issue and communicate to the Sub-advisers in writing, and (c) applicable law and related regulations.

Municipal Bond Fund
Pyramis Global Advisors, LLC ("Pyramis"), 900 Salem Street, Smithfield, RI 02917,is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  Pyramis is registered as an Investment Adviser with the SEC and was founded in 2005. For its services as a Sub-adviser, Pyramis is entitled to receive a fee from the Adviser.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD  21202is the Sub-adviser for an allocated portion of the  Fund pursuant to a Sub-Advisory Agreement with the Adviser.  T. Rowe Price is registered as an Investment Adviser with the SEC and was founded in 1937.  For its services as a Sub-adviser, T. Rowe Price is entitled to receive a fee from the Adviser.

Wells Capital Management, Inc. ("WellsCap"), 525 Market Street, 10th Floor, San Francisco, CA  94105 is the Sub-adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  WellsCap is registered as an Investment Adviser with the SEC and was founded in 1981.  For its services as a Sub-adviser, WellsCap is entitled to receive a fee from the Adviser.

Portfolio Managers

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Fund  Each portfolio manager or team member is referred to as a portfolio manager below.  The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures and may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

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Other Accounts Managed by Portfolio Managers.  The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Information in all tables is shown as of March 31, 2015.  Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Municipal Bond Fund
Pyramis
Mark Sommer	14	$23.38 billion	0	0	0	0
Jamie Pagliocco	15	$23.94 billion	0	0	4	$1.18 billion
Kevin Ramundo	13	$22.32 billion	0	0	2	$1.10 billion

T. Rowe Price
James M. Murphy	2	$3.52 billion	0	0	0	0
Charles B. Hill	3	$6.45 billion	2	$331.93 million	9	$1.78 billion

WellsCap
Lyle J. Fitterer, CFA, CPA	9	$20.83 billion	1	$90 million	65	$9.19 billion
Robert J. Miller	7	$8.77 billion	1	$90 million	8	$401 million

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio managers of each of the following Sub-advisers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

Pyramis Material Conflicts

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the Fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for other funds or accounts may outperform the securities selected for the Fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

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T. Rowe Price Material Conflicts

Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure and Methods” section below, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

WellsCap Material Conflicts

WellsCap’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to the Fund. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the Fund's portfolio managers as of the most recent practicable date.

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Pyramis Compensation

Mark Sommer is a portfolio manager for Pyramis and receives compensation for his services managing an allocated portion of the Fund.  Jamie Pagliocco is a portfolio manager for Pyramis and receives compensation for his services managing an allocated portion of the Fund.  Kevin Ramundo is a portfolio manager for Pyramis and receives compensation for his services managing an allocated portion of the Fund.  As of April 30, 2015, portfolio manager compensation generally consists of a fixed base salary determined   periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Pyramis or an affiliate or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other Pyramis or its affiliate’s municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis or its affiliates. The portion of each portfolio manager’s bonus that is linked to the investment performance of the allocated portion of the Fund is based on the pre-tax investment performance of the allocated portion of the Fund measured against the Barclays 1-17 Year Municipal Bond Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’ parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

T. Rowe Price Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to a broad-based index (e.g., S&P 500) and Lipper index (e.g., Large-Cap Growth), although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm and its culture are important components of T. Rowe Price’s long-term success and are highly valued.

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All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by
T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

WellsCap Compensation

The compensation structure for WellsCap’s portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. WellsCap participates in third party investment management compensation surveys in order to provide WellsCap with market-based compensation information to help support individual pay decisions.  In addition to investment management compensations surveys, WellsCap also considers prior professional experience, tenure, seniority and a portfolio manager’s team size, scope and assets under management when determining the portfolio manager's fixed base salary.  Incentive bonuses are typically tied to relative, pre-tax investment performance of the Fund or other accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style.  In addition, portfolio managers, who meet the eligibility requirements, may participate in Wells Fargo’s 401(k) plan that features a limited matching contribution.  Eligibility for and participation in this plan is on the same basis for all employees.

Securities Owned in the Fund by the Portfolio Managers

As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

SERVICE PROVIDERS

Administrator and Fund Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator (the “Administrator”) to the Trust pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Fund as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Fund.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian (the “Custodian”) for the Trust and safeguards and controls the Trust’s cash and securities, determines income and collects interest on Trust investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, U.S. Bank National Association, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Legal Counsel

Morgan Lewis & Bockius, LLP 1701 Market Street, Philadelphia, PA 19103-2921 serves as legal counsel to the Trust.

Goodwin Procter LLP, 901 New York Avenue, N.W. Washington, D.C.  20001, serves as legal counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Each Sub-Advisory Agreement states that, with respect to the portion of the Fund managed by each of the Sub-advisers, that Sub-adviser shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that each Sub-adviser shall only direct orders to an affiliated person of that Sub-adviser in accordance with Board adopted procedures and/or the 1940 Act.  In general, a Sub-adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances.  In selecting a broker-dealer to execute each particular transaction, a Sub-adviser may take the following into consideration, among other things: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis.  The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Adviser and the Board may determine, a Sub-adviser shall not be deemed to have acted unlawfully or to have breached any duty created by its Sub-Advisory Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to a Sub-adviser a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if a Sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or each Sub-adviser’s or the Adviser’s overall responsibilities with respect to the Fund or other advisory clients.  Each Sub-adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of either.  Such allocation shall be in such amounts and proportions as a Sub-adviser shall determine.  Each Sub-adviser shall report on such allocations regularly to the Adviser and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

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On occasions when a Sub-adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of a Sub-adviser, each Sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by a Sub-adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund votes on all matters solely affecting the Fund (e.g., approval of the Advisory Agreement).  All series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith.  In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

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Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The third party pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt obligations are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity may be, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in the Fund, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

The Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

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For foreign securities traded on foreign exchanges, the Trust has selected FT Interactive data (“FTID”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FTID provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depository Receipt, if one exists. FTID provides the confidence interval for each security for which it provides a price. If the FTID provided price falls within the confidence interval, the Fund will value the particular security at that price. If the FTID provided price does not fall within the confidence interval, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund's Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS AND PURCHASES IN-KIND

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

Redemptions In-Kind

The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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The Fund does not intend to hold more than 15% of its portfolio in illiquid securities.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Under normal circumstances, the Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Purchases In-Kind

Subject to the approval of the Fund, an investor may purchase shares of the Fund with securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  These transactions will be effected only if the Adviser or Sub-adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund.  The Fund reserves the right to amend or terminate this practice at any time.

As further described in the prospectus, in limited circumstances, Advisory Solutions’ investors may acquire shares of the Fund with in-kind redemption proceeds they receive from a non-affiliated mutual fund.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Fund will make distributions of dividends monthly and capital gains, if any, at least annually.  The Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

In January of each year, the Fund will issue to each shareholder a statement of the U.S. Federal income tax status of all distributions to each shareholder.

Tax Information

The Fund has elected to qualify and intends to continue to qualify to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income, its net tax-exempt interest income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that the Fund will not be subject to any Federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with its excise tax distribution requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98.2% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no Federal income tax.  The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid Federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund fails to qualify as a RIC under Subchapter M of the Code, it will be taxed as a regular corporation.

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In order to qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of RICs, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), the securities of any two or more issuers (other than the securities of other RICs) that the Fund controls (by owning 20% of the total combined voting power of all classes or stock entitled to vote of such issuers) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.  If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to Federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Although the Fund intends to distribute substantially all of its net investment income and its capital gains for any taxable year, the Fund will be subject to Federal income taxation to the extent any such income or gains are not distributed.  The Fund is treated as a separate corporation for Federal income tax purposes.  The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein.  Losses in the Fund do not offset gains in another series of the Trust and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year.  A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

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The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely.  If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Distributions of net investment income (excluding “tax-exempt interest dividends” (defined below)) and net short-term capital gains are taxable to shareholders as ordinary income.  In view of the Fund's investment policy, it is generally not expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund are unlikely to be eligible for treatment as qualified dividend income for individual shareholders and for the dividends-received deduction for corporate shareholders under Federal tax law.

Any long term capital gain distributions are taxable to shareholders as long term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain or a tax-exempt interest dividend distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain or disallowed to the extent of tax-exempt interest dividend distributions. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares).  This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

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After December 31 of each year, the Fund will mail you, or provide Edward Jones as sponsor of Advisory Solutions, reports containing information about the income tax classification of distributions paid during the year.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares purchased. In addition, the Fund is also required to report whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, the Fund will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund’s shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their Federal income tax returns.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends (but excluding tax-exempt interest dividends), and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of Federal income tax at the rate of 28% in the case of non-exempt shareholders who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate Federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions.  In this case, these taxes will be taken as a deduction by the Fund.

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The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. Federal income tax on income from certain of their foreign securities.  In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in zero coupon securities which are sold at original issue discount (“OID”) and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when its adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

If the Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. Federal income or excise tax.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to Federal income tax on income from certain of its foreign securities.  In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the qualifying income test described above if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

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Any security or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for Federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of their taxable year generally will be required to be “marked-to-market” for Federal income tax purposes, and deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund.  Under these rules, foreign exchange gain or loss realized with respect to debt securities and certain foreign currency forward contracts is treated as ordinary income or loss.  Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. Federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.  The Fund may have to distribute to its shareholders certain “phantom” income and gain the Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax described above.  The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

A U.S. withholding tax at a 30% rate is imposed on dividends effective as of July 1, 2014 (and on proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  The Fund will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from Federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to Federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.  Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Shares of the Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Fund. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Fund.

If at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. Federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. The Fund intends to qualify and to provide shareholders with income exempt from U.S. Federal income tax in the form of exempt-interest dividends. "Tax exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes tax-exempt interest dividends. The reported portion generally cannot exceed the excess of the amount of interest excludable from gross income under the Code received by the Fund during the taxable year over any amounts disallowed with respect to deductions for interest expense incurred to purchase or carry tax-exempt obligations.  Similarly, interest on indebtedness incurred to purchase or carry shares of the Fund by shareholders will not be deductible to the extent that the Fund’s distributions are exempt from the U.S. Federal income tax. In addition, an investment in the Fund may result in liability for U.S. Federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. Federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent the Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. Federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund.

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Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Municipal Bond Fund's expenses in computing their U.S. Federal AMT. In addition, tax-exempt interest dividends paid by the Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. Federal AMT calculation.

Shareholders with questions or concerns about the U.S. Federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. Federal income tax in fact meet the requirements for such exemption. Ordinarily, the Fund relies on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. Federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize the Fund's ability to pay any tax-exempt interest dividends. Similar challenges may occur as to state specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in the Fund may have on the U.S. Federal taxation of such benefits. Tax-exempt interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of the Fund's income other than tax-exempt interest dividends generally will be taxable to shareholders. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Although tax-exempt interest dividends are generally exempt from U.S. Federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, tax-exempt interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in the Fund.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on the Fund’s distributions or subject to the U.S. estate tax.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of U.S. Federal income tax laws and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice to his or her own particular circumstances.

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DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as principal underwriter in a continuous public offering of the Fund's shares.  Pursuant to a distribution agreement (the “Distribution Agreement”) between Quasar and the Trust, on behalf of the Fund, Quasar acts as the Trust’s principal underwriter and distributor (the “Distributor”) and provides certain administration services and promotes and arranges for the sale of the Fund's shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).

After its two year initial term, the Distribution Agreement between the Trust and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund's progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

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BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

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Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

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Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. Government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

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Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

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General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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APPENDIX B

Proxy Voting Policies

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-advisers.
OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

I.	BACKGROUND

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), each registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request. Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II.	POLICY

The Adviser has contractually delegated the Fund's proxy voting authority to each of its respective Sub-advisers, as applicable. The Adviser’s Chief Compliance Officer, or his or her designee (the “Adviser’s CCO”) monitors proxy voting activities of the Adviser and the Sub-advisers to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Fund’s proxy voting program to confirm that review, monitoring and filing processes are satisfied. The Adviser will review each Sub-adviser’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC. The Adviser will report to the Board as necessary regarding the compliance of Adviser’s proxy voting guidelines and each Sub-adviser’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and each Sub-adviser uses when a vote presents a conflict between the interests of Fund shareholders and those of the Adviser or any Sub-adviser, respectively. The Sub-advisers shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-advisers. The Adviser will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

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PYRAMIS GLOBAL ADVISORS, LLC
Proxy Voting Procedures
Pyramis Global Advisors' Proxy Voting Guidelines

December 2014

I.	General Principles

A.
Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B.
FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. Execution of Pyramis Proxy Votes is delegated to FMR Investment Proxy Research. Like other Fidelity employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis’s clients, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity’s corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.
Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research.

F.
Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.
Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.
In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.
Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

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II.	Definitions (as used in this document)

A.
Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.
Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.	Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F.
Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G.	Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H.	Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

J.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

A.	Election of Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.
An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

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2.
The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3.
Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.
Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has  an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6.
The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7.	The board is not composed of a majority of independent directors.

B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

E.	Proxy Access

Pyramis will generally vote against management and shareholder proposals to adopt proxy access.

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IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.
Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b.      Pyramis will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

Pyramis will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.
(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2.
In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3 .	The plan includes an Evergreen Provision.

4.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company's relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

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D.	Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill includes the following features:

1.	A Sunset Provision of no greater than five years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.
In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E.
In the case of shareholder proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F.
In the case of proposals regarding shareholders’ right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

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VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable

B.	Reverse Stock Splits

Pyramis will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

D.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.	Shares of Investment Companies

A.
If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if “echo voting” is not operationally feasible.

B.
Certain Pyramis accounts may invest in shares of underlying Fidelity Funds that do not have public shareholders.  For Fidelity Funds without public shareholders that are managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

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VIII.	Other

A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., Federal banking law) that no client or group of clients has acquired control of such organization.

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T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

 Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

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ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. From time to time, T. Rowe Price may also obtain certain proxy voting research from Glass, Lewis & Co., LLC.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

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Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent.  Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

 Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

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Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

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Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

        Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund  in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

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Reporting Retention and Oversight

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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WELLS CAPITAL MANAGEMENT, INC.

Proxy Voting Procedures

I.      Introduction:

As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients.  WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”).  WellsCap has adopted this Policy in order to satisfy its fiduciary obligation.  It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers’ Act”).

WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles.  Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio.   While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.

II.      Voting

Philosophy:

When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients.  Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law.  For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap.  Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares.  From time to time, WellsCap may participate with a dissident group to vote proxies.  In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy.  WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines.  Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.

 Responsibilities

1.	Proxy Administrator
WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer.  The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures.  The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner.  The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

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2.
The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments.  The Committee members are selected from portfolio management groups and include investment risk personnel.  Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties
To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services.  Currently, WellsCap has contracted with Institutional Shareholder Services (ISS) a provider of proxy-voting services, to provide the following services to WellsCap:
•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;
•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;
•	Posts proxy information on its password-protected website, including meeting dates, agendas, and ISS’s analysis;
•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and
•	Annual analysis and rationale for guideline amendments.

C.           Methodology

Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS. The Proxy Administrator reviews this information regularly and communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.

1.
Voting Guidelines.  WellsCap, through its agent (ISS), votes proxies on different platforms subject to the client’s expressed goals.  The two key platforms are: (i) the ISS’s Proxy Voting Guidelines, and (ii) ISS’S Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO.   These Guidelines set forth how proxies will be voted on the issues specified.  Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis.  The guideline may also be silent on a particular proposal, especially regarding foreign securities.  ISS will vote proxies for or against as directed by the guidelines.  Where the guidelines specify a “case by case” determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform.    In addition, for proxies relating to issues not addressed in the guidelines, ISS will refer the vote to WellsCap.  Finally, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted.  Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.

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2.
Voting Discretion.  In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline.  In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential.  Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares.  In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/WellsCap or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

3.	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

4.
Share Blocking. Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote.  Absent compelling reasons, WellsCap believes that the benefit derived from voting these shares is outweighed by the burden of limited trading.  Therefore, if share blocking is required in certain markets, WellsCap will not participate and refrain from voting proxies for those clients impacted by share blocking.

5.
Conflicts of Interest.  WellsCap has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to WellsCap as a result of business conducted by ISS.  WellsCap believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices.  In addition, Wells Fargo and/or WellsCap may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or WellsCap or its affiliates have other relationships with the issuer of the proxy.  WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines.  However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS.  In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates.  To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

Table of Contents - Statement of Additional Information

6.	Regulatory Conflicts/Restrictions.
When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to ISS to vote in conformance with ISS’s voting guidelines to avoid any regulatory violations.

 III.     Other Provisions

Guideline Review
The Proxy Committee meets at least annually to review this Policy and consider changes to it.  Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer.  A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.

Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures:
▪	A copy of these proxy voting policies and procedures;
▪	Proxy statements received for client securities (which will be satisfied by relying on ISS);
▪	Records of votes cast on behalf of clients (which ISS maintains on behalf of WellsCap);
▪	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and
▪	Any documents prepared by WellsCap or ISS that were material to making a proxy voting decision.

Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.

Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail.  A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.

WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request.  Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.

Table of Contents - Statement of Additional Information

Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

Appendix A

Voting Members of WellsCap Proxy Committee
Jon Baranko-Director of Equity Investments
Jim Tringas- Equity Style Lead Manager
Bobby Chen- Investment Product Specialist
Robert Junkin- Equity Style Portfolio Analyst
John Hockers- Director of Equity Risk Management, Investment Risk Management
Jennifer Vraney-Operations Manager

Consulting members of WellsCap Proxy Committee
Siobhan Foy- Chief Compliance Officer

Table of Contents - Statement of Additional Information

BRIDGE BUILDER TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust.

(i)	Agreement and Declaration of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(ii)	Certificate of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(b)	Amended and Restated By-Laws are herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(c)
Instruments Defining Rights of Security Holders – See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which was filed on March 3, 2013.  See also Article V of the Registrant’s By-Laws, which are herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(d)	(i)	Investment Advisory Agreement is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(i)(A)
Updated Schedule A to the Investment Advisory Agreement dated as of February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(ii)	Investment Sub-Advisory Agreement (Baird) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(iii)	Investment Sub-Advisory Agreement (JPMIM) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(iv)	Investment Sub-Advisory Agreement (Prudential) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(v)	Investment Sub-Advisory Agreement (Advisory Research Inc.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(vi)
Investment Sub-Advisory Agreement (Artisan Partners Limited Partnership) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(vii)
Investment Sub-Advisory Agreement (Barrow Hanley, Mewhinney & Strauss, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(viii)
Investment Sub-Advisory Agreement (BlackRock Investment Management, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(ix)
Investment Sub-Advisory Agreement (Robeco Investment Management, Inc. d.b.a. Boston Partners) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(x)
Investment Sub-Advisory Agreement (Champlain Investment Partners, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xi)
Investment Sub-Advisory Agreement (ClearBridge Investments, LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xii)
Investment Sub-Advisory Agreement (Eagle Asset Management, Inc.) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xiii)	Investment Sub-Advisory Agreement (Jennison Associates LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(xiv)
Investment Sub-Advisory Agreement (Lazard Asset Management LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xv)
Investment Sub-Advisory Agreement (Sustainable Growth Advisors, LP) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xvi)
Investment Sub-Advisory Agreement (Silvercrest Asset Management Group LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xvii)
Investment Sub-Advisory Agreement (Vaughan Nelson Investment Management, LP) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xviii)
Investment Sub-Advisory Agreement (Wellington Management Company, LLP) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xix)
Investment Sub-Advisory Agreement (William Blair & Company LLC) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xx)	Investment Sub-Advisory Agreement (T. Rowe Price Associates, Inc.) - to be filed by Amendment.
(xxi)	Investment Sub-Advisory Agreement (Pyramis Global Advisors, LLC) - to be filed by Amendment.
(xxii)	Investment Sub-Advisory Agreement (Wells Capital Management, Inc.) - to be filed by Amendment.

(e)
	(i)	Distribution Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(i)(A)
Amendment to the Distribution Agreement, dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015..

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement is herein incorporated by reference to the Registration Statement Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(h)	Other Material Contracts
	(i)	Master Services Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(i)(A)
Amendment to the Fee Schedule to the Master Services Agreement dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(ii)
Amended and Restated Operating Expenses Limitation Agreement dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

	(ii)A	Bond Fund Fee Waiver Letter dated October 28, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
	(ii)B	Equity Funds Fee Waiver Letter dated February 19, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
	(iii)	Powers of Attorney are herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(iv)	Advisory Fee Waiver Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(i)	Legal Opinion and Consent – N/A

(j)	Consent of Independent Registered Public Accounting Firm – not applicable.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics
(i)
Olive Street Investment Advisers, LLC (Adviser) updated August 4, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

(ii)
Quasar Distributors, LLC (Principal Underwriter) updated March 17, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

(iii)	Bridge Builder Trust (Registrant) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(iv)	Prudential Investment Management, Inc. (Sub-Adviser) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(v)	Robert W. Baird & Company, Incorporated (Sub-Adviser) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
(vi)
JP Morgan Investment Management (Sub-Adviser) updated July 11, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

(vii)	Advisory Research, Inc.(Sub-Adviser) updated July 1, 2013 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(viii)
Artisan Partners Limited Partnership (Sub-Adviser) dated August 11, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(ix)
Barrow, Hanley, Mewhinney & Strauss, LLC (Sub-Adviser) dated December 31, 2013 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(x)
BlackRock Investment Management, LLC (Sub-Adviser) dated July 21, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xi)
Robeco Investment Management, Inc. (d.b.a. Boston Partners) (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xii)
Champlain Investment Partners, LLC (Sub-Adviser) dated January 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xiii)	ClearBridge Investments, LLC (Sub-Adviser) January 7, 2013 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(xiv)
Eagle Asset Management, Inc. (Sub-Adviser) dated December 31, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xv)	Jennison Associates LLC (Sub-Adviser) dated October 31, 2013 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(xvi)	Lazard Asset Management LLC (Sub-Adviser) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.
(xvii)	Pyramis Global Advisors, LLC – to be filed by Amendment
(xviii)
Silvercrest Asset Management Group LLC (Sub-Adviser) dated December 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xix)
Sustainable Growth Advisers, LP (Sub-Adviser) dated August 2013 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xx)	T. Rowe Price Associates, Inc. – to be filed by Amendment
(xxi)
Vaughan Nelson Investment Management, LP (Sub-Adviser) updated December 31, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xxii)
Wellington Management Company, LLP (Sub-Adviser) dated January 1, 2015 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

(xxiii)	Wells Capital Management, Inc. – to be filed by Amendment
(xxiv)
William Blair & Company LLC (Sub-Adviser) updated April 29, 2014 is herein incorporated by reference to the Registration Statement filed on Form N-1A as Post-Effective Amendment No. 7 on March 30, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VI of Registrant’s Bylaws, was filed on March 3, 2013 and are incorporated herein by reference.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (Olive Street Investment Advisers, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-77754), dated 3/11/2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the investment sub-advisers, the response to this item will be incorporated by reference to the Sub-Advisers’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC.  Each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Sub-Adviser	File Number	Dated
Robert W. Baird & Company, Incorporated	801-7571	7/1/2014
JP Morgan Investment Management	801-21011	2/27/2014
Prudential Investment Management, Inc.	801-22808	2/27/2015
Advisory Research, Inc.	801-14172	3/31/2014
Artisan Partners Limited Partnership	801-70101	3/19/2014
Barrow, Hanley, Mewhinney & Strauss, LLC	801-31237	11/21/2014
BlackRock Investment Management, LLC	801-56972	2/25/2015
Robeco Investment Management, Inc. (d.b.a. Boston Partners)	801-61786	3/13/2015

Champlain Investment Partners, LLC	801-63424	1/31/2014
ClearBridge Investments, LLC	801-64710	10/28/2014
Eagle Asset Management, Inc.	801-21343	12/11/2014
Jennison Associates LLC	801-5608	4/4/2014
Lazard Asset Management LLC	801-61701	9/11/2014
Silvercrest Asset Management Group LLC	801-61004	6/19/2014
Sustainable Growth Advisers, LP	801-62151	10/30/2014
Vaughan Nelson Investment Management, LP	801-51795	6/27/2014
Wellington Management Company, LLP	801-15908	2/20/2015
William Blair & Company LLC	801-688	2/11/2015
Baillie Gifford Overseas Limited	801-21051	6/24/2014
Edinburgh Partners Limited	801-63714	3/4/2015
Manning & Napier Advisors, LLC	801-10733	3/27/2015
Mondrian Investment Partners Limited	801-37702	3/26/2015
WCM Investment Management	801-11916	3/25/2015
Janus Capital Management, LLC	801-13991	11/7/2014
Loomis Sayles & Company, L.P.	801-170	9/10/2014
Metropolitan West Asset Management, LLC	801-53332	11/6/2014
T. Rowe Price Associates, Inc.	801-856	6/30/2014
Pyramis Global Advisors, LLC	801-63658	3/27/2015
Wells Capital Management, Inc.	801-21122	6/3/2015

Item 32.  Principal Underwriter.

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.  The following information was provided by Quasar Distributors, LLC to the Registrant for inclusion in this Registration Statement.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Kirr Marbach Partners Funds, Inc.
Advisors Series Trust	LKCM Funds
Aegis Funds	LoCorr Investment Trust
Allied Asset Advisors Funds	Lord Asset Management Trust
Alpha Architect ETF Trust	MainGate Trust
Alpine Equity Trust	Managed Portfolio Series
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Angel Oak Funds Trust	Monetta Trust
Appleton Funds	Nicholas Family of Funds, Inc.
Barrett Opportunity Fund, Inc.	Oaktree Funds
Brandes Investment Trust	Permanent Portfolio Family of Funds, Inc.
Bridge Builder Trust	Perritt Funds, Inc.
Bridges Investment Fund, Inc.	PRIMECAP Odyssey Funds
Brookfield Investment Funds	Professionally Managed Portfolios
Brown Advisory Funds	Prospector Funds, Inc.
Buffalo Funds	Provident Mutual Funds, Inc.
CG Funds Trust	Purisima Funds
Compass EMP Funds Trust	Rainier Investment Management Mutual Funds
DoubleLine Funds Trust	RBC Funds Trust

ETF Series Solutions	Stone Ridge Trust
Evermore Funds Trust	Stone Ridge Trust II
FactorShares Trust	Thompson IM Funds, Inc.
First American Funds, Inc.	Trust for Professional Managers
FundX Investment Trust	Trust for Advised Portfolios
Glenmede Fund, Inc.	USA Mutuals
Glenmede Portfolios	Wall Street Fund, Inc.
Greenspring Fund, Inc.	Westchester Capital Funds
Guinness Atkinson Funds	Wisconsin Capital Funds, Inc.
Harding Loevner Funds, Inc.	YCG Funds
Hennessy Funds Trust
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
IronBridge Funds, Inc.
Jacob Funds, Inc.
Jensen Portfolio, Inc.

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Olive Street Investment Advisers, LLC 12555 Manchester Road St. Louis, MO 63131
Registrant’s Investment Sub-Advisers	Robert W. Baird & Company, Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
JPMorgan Investment Management 270 Park Avenue New York, NY 10017
Prudential Investment Management, Inc. Gateway Center 3 Newark, NJ 07102
Advisory Research Inc. 80 N Stetson Avenue, Suite 5500 Chicago, IL 60601
Artisan Partners Limited Partnership 875 East Wisconsin Avenue, Suite 800 Milwaukee, WI 53202
Barrow, Hanley, Mewhinney & Strauss LLC, 2200 Ross Avenue, 31st Floor Dallas, TX 75201
BlackRock Investment Management, LLC 1 University Square Drive Princeton, New Jersey 08540
Robeco Investment Management, Inc., (dba Boston Partners) 909 Third Avenue, 32nd Floor New York, NY 10022
Champlain Investment Partners, LLC 180 Battery Street, Suite 400 Burlington, VT 05401

Records Relating to:	Are located at:
ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716
Jennison Associates LLC 466 Lexington Avenue New York, NY 10017
Lazard Asset Management LLC 30 Rockefeller Plaza, 55th Floor New York, NY 10112
Sustainable Growth Advisers, LP 301 Tresser Boulevard, Suite 1310 Stamford, CT 06901
Silvercrest Asset Management Group LLC 1330 Avenue of the Americas, 38th Floor New York, NY 10019
Vaughan Nelson Investment Management, LP 600 Travis, Suite 6300 Houston, TX 77002
Wellington Management Company, LLP 280 Congress Street Boston, MA 02210
William Blair & Company LLC 222 W. Adams Street Chicago, IL 60606
Baillie Gifford Overseas Limited Calton Square, 1 Greenside Row Edinburgh, EH1 3AN
Edinburgh Partners Limited 27-31 Melville Street Edinburgh, EH3 7JF Scotland, United Kingdom
Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, NY 14450
Mondrian Investment Partners Limited 10 Greshman Street London DC2V 7JD United Kingdom

Records Relating to:	Are located at:
WCM Investment Management 281 Brooks Street Laguna Beach, CA 92651
Janus Capital Management, LLC 151 Detroit Street Denver, CO 80206-4805
Loomis Sayles & Company, L.P. One Financial Center Boston, MA 02111
Metropolitan West Asset Management, LLC 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202
Pyramis Global Advisors, LLC 900 Salem Street Smithfield, RI 02917
Wells Capital Management, Inc. 525 Market Street, 10th Floor San Francisco, CA 94105
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 25th day of June 2015.

BRIDGE BUILDER TRUST

By: /s/ William H. Broderick III*
William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

William H. Broderick III*	Trustee	June 25, 2015
William H. Broderick III

Jean Carter*	Trustee	June 25, 2015
Jean Carter

William Fiala*	Trustee	June 25, 2015
William Fiala

Janice Innis-Thompson*	Trustee	June 25, 2015
Janice Innis-Thompson

William Scheffel*	Trustee	June 25, 2015
William Scheffel

John Tesoro*	Trustee	June 25, 2015
John Tesoro

Joseph C. Neuberger*	President and Principal	June 25, 2015
Joseph C. Neuberger	Executive Officer

Jason F. Hadler*	Treasurer and Principal	June 25, 2015
Jason F. Hadler	Financial Officer

By : /s/ Elaine E. Richards
Elaine E. Richards
*Attorney-in-fact pursuant to Powers of Attorney dated May 22, 2013 filed October 15, 2013.